UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07384

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 30TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. MINI CAP GROWTH FUND
				Number
				of Shares	Value
	COMMON STOCK - 100.0%
	Advertising Services - 1.0%
	Marchex, Inc. Cl. B	*##		43,500	$913,500

	Aerospace/Defense - 0.7%
	United Industrial Corp.	##		17,300	670,202

	Aerospace/Defense-Equipment - 3.0%
	AAR Corp.	*##		53,600	730,032
	Argon St Inc.	*		19,100	677,095
	BE Aerospace	*##		56,400	656,496
	Innovative Solutions & Support, Inc.	*		22,000	733,920
					2,797,543
	Alternative Waste Tech - 0.9%
	Calgon Carbon Corp.			87,780	797,042

	Athletic Equipment - 0.3%
	Orange 21, Inc.	*##		22,300	233,035

	Audio/Video Products - 0.8%
	American Technology Corp./Del	*		66,500	734,825

	Auto/Truck Parts & Equipment-Replacement - 1.0%
	Commercial Vehicle Group, Inc.	*##		44,100	962,703

	Auto-Medium & Heavy Duty Trucks - 0.9%
	A. S. V., Inc.	*##		17,900	857,410

	B2B/E-Commerce - 0.8%
	Click Commerce Inc.	*##		48,900	785,823

	Batteries/Battery Systems - 0.7%
	Energy Conversion Devices, Inc.	*##		34,640	669,245

	Building-Maintenance & Service - 0.8%
	Healthcare Services Group, Inc.			37,050	772,122

	Building-Residential/Commercial - 1.5%
	Comstock Homebuilding Cos, Inc. - Cl. A	*##		31,160	678,353
	Levitt Corp.- Cl. A			23,380	714,727
					1,393,080
	Casino Hotels - 1.5%
	Monarch Casino & Resort Inc.	*##		19,750	800,862
	Riviera Holdings Corp.	*##		14,300	593,450
					1,394,312
	Casino Services - 0.9%
	Mikohn Gaming Corp.	*##		84,600	864,612

	Chemicals-Diversified - 0.8%
	Aceto Corp.	##		38,500	733,040

	Chemicals-Fibers - 0.6%
	Zoltek Companies Inc.	*		35,900	536,705

	Circuit Boards - 0.6%
	Multi-Fineline Electronix, Inc.	*##		31,660	577,478

	Commercial Banks-Central US - 0.7%
	Southwest Bancorp, Inc.	*##		26,500	648,720

	Commercial Banks-Eastern US - 0.8%
	Yardville National Bancorp			22,000	753,720

	Commercial Banks-Southern US - 0.6%
	First Bancorp			21,950	596,381

	Commercial Banks-Western US - 6.3%
	Center Financial Corp.			39,500	790,790
	Cobiz, Inc.	##		35,200	714,560
	Hanmi Financial Corp.			19,500	700,830
	Nara Bancorp, Inc.	##		31,300	665,751
	Placer Sierra Bancshares	##		24,100	685,404
	Vineyard National Bancorp Co.	##		23,800	782,068
	West Coast Bancorp/Oregon	##		26,400	670,824
	Wilshire Bancorp, Inc.	*##		47,800	790,612
					5,800,839
	Communications Software - 0.9%
	Digi International, Inc.	*		50,600	869,814

	Computer Data Security - 1.0%
	Activcard Corp.	*		105,400	938,060

	Computer Services - 0.7%
	Si International Inc.	*##		22,500	692,100

	Computers - 0.7%
	Icad, Inc.	*##		149,240	667,103

	Computers-Integrated Systems - 0.5%
	Merge Technologies Inc.	*		19,000	422,750

	Computers-Memory Devices - 1.1%
	Komag, Inc.	*##		39,600	743,688
	Simpletech Inc.	*##		65,700	302,220
					1,045,908
	Data Processing/Management - 1.2%
	Innodata Isogen Inc.	*		109,600	1,078,464

	Diagnostic Equipment - 0.2%
	Adeza Biomedical Corp.	*		11,240	197,262
	Neurometrix, Inc.	*		700	8,308
					205,570
	Diagnostic Kits - 0.9%
	Meridian Bioscience Inc.	##		46,000	799,940

	Diversified Manufacturing Operations - 0.6%
	Raven Industries, Inc.	##		25,600	545,536

	Drug Delivery Systems - 0.7%
	I-Flow Corp.	*##		34,200	623,466

	E-Commerce/Products - 0.8%
	Provide Commerce, Inc.	*##		19,300	716,995

	E-Commerce/Services - 0.9%
	Napster, Inc.	*##		93,400	877,960

	Electronic Components-Miscellaneous - 1.3%
	Labarge Inc.	*		58,200	739,140
	Rf Monolithics, Inc.	*		55,800	465,930
					1,205,070
	Electronic Components-Semiconductors - 2.7%
	Microtune, Inc.	*##		130,400	796,744
	MIPS Technologies, Inc. Cl. A	*##		65,900	649,115
	Virage Logic Corp.	*##		34,123	633,664
	Volterra Semiconductor Corp.	*##		20,990	465,033
					2,544,556
	Electronic Measure Instruments - 0.8%
	Faro Technologies Inc.	*##		23,600	735,848

	Electronic Security Devices - 1.8%
	American Science & Engineering, Inc.	*##		19,800	815,958
	LoJack Corp.	*		68,800	834,544
					1,650,502
	E-Marketing/Information - 0.9%
	Aptimus, Inc.	*##		28,700	787,815

	E-Services/Consulting - 2.2%
	Niku Corp.	*		42,700	860,832
	Perficient, Inc.	*##		109,430	717,861
	RightNow Technologies, Inc.	*		30,020	484,823
					2,063,516
	Finance-Consumer Loans - 1.0%
	Asta Funding Inc.	##		32,890	882,768

	Footwear & Related Apparel - 0.6%
	Deckers Outdoor Corp.	*##		12,728	598,089

	Industrial Automation/Robotics - 0.7%
	Hurco Cos., Inc.	*##		37,900	625,350

	Instruments-Controls - 0.7%
	BEI Technologies, Inc.	*##		21,200	654,656

	Internet Applications Software - 0.8%
	Interwoven Inc.	*		70,400	765,952

	Internet Content-Entertainment - 0.6%
	Audible Inc.	*##		20,590	536,370

	Internet Financial Services - 0.8%
	E-Loan Inc.	*##		211,400	714,532

	Investment Companies - 0.7%
	Gladstone Capital Corp.	*##		25,700	609,090

	Lasers-Systems/Components - 1.3%
	II-VI, Inc.	*##		13,900	590,611
	Rofin-Sinar Technologies, Inc.	*		15,500	657,975
					1,248,586
	Machinery -Thermal Process - 0.9%
	Turbochef Technologies, Inc.	*##		38,366	877,814

	Medical Information Systems - 1.7%
	Digital Angel Corp.	*##		107,700	832,521
	Quality Systems, Inc.	*		12,600	753,480
					1,586,001
	Medical Instruments - 0.9%
	Natus Medical, Inc.	*		99,100	792,800

	Medical Laser Systems - 1.4%
	Candela Corp.	*		67,600	767,936
	Palomar Medical Technologies, Inc.	*##		20,400	531,828
					1,299,764
	Medical Products - 1.1%
	HealthTronics Surgical Services, Inc.	*		92,400	982,212

	Medical-Biomedical/Genetics - 2.7%
	Myriad Genetics, Inc.	*##		28,200	634,782
	Orchid Biosciences Inc.	*##		70,400	809,600
	Third Wave Technologies, Inc.	*##		125,000	1,075,000
					2,519,382
	Medical-Drugs - 1.5%
	DUSA Pharmaceuticals, Inc.	*		58,300	833,690
	Rigel Pharmaceuticals, Inc.	*##		24,300	593,406
					1,427,096
	Medical-Outpatient/Home Medical Care - 1.6%
	Amedisys, Inc.	*##		20,160	652,982
	Matria Healthcare, Inc.	*##		21,220	829,065
					1,482,047
	Metal Processors & Fabrication - 0.5%
	Circor International Inc.	##		18,500	428,460

	Non-Ferrous Metals - 0.9%
	RTI International Metals, Inc.	*		39,900	819,546

	Oil Companies-Exploration & Production - 4.6%
	ATP Oil & Gas Corp.	*		43,500	808,230
	Goodrich Petroleum Corp.	*		53,400	865,614
	McMoran Exploration Co.	*##		43,780	818,686
	Petroleum Development Corp.	*##		19,000	732,830
	Toreador Resources Corp.	*##		45,800	1,016,302
					4,241,662
	Oil-Field Services - 1.0%
	Hornbeck Offshore Services	*##		48,400	934,120

	Patient Monitoring Equipment - 1.9%
	Aspect Medical Systems, Inc.	*##		38,900	951,494
	Lifeline Systems, Inc.	*		31,100	801,136
					1,752,630
	Physical Practice Management - 0.8%
	Qmed, Inc.	*##		68,000	747,320

	Physical Therapy/Rehabilitation Centers - 0.9%
	Psychiatric Solutions, Inc.	*##		22,000	804,320

	Pollution Control - 0.8%
	Duratek, Inc.	*##		30,700	764,737

	Property/Casualty Insurance - 1.6%
	American Physicians Cap, Inc.	*		20,800	749,216
	Fpic Insurance Group, Inc.	*##		21,900	774,822
					1,524,038
	Real Estate Management/Services - 0.3%
	Tarragon Corp.	*##		13,200	235,620

	Recycling - 0.7%
	Metal Management, Inc.	##		23,230	624,190

	Research & Development - 0.8%
	SFBC International, Inc.	*##		18,400	726,800

	Retail-Apparel/Shoe - 0.7%
	Goody's Family Clothing, Inc.	##		70,300	642,542

	Retail-Catalog Shopping - 0.6%
	Redenvelope, Inc.	*##		43,900	536,458

	Retail-Restaurants - 2.2%
	California Pizza Kitchen, Inc.	*##		37,400	860,200
	Luby's, Inc.	*##		76,800	576,000
	Rubio's Restaurants Inc.	*		51,500	624,695
					2,060,895
	Retirement/Aged Care - 0.7%
	American Retirement Corp.	*		54,700	644,913

	Semiconductor Components-Integrated Circuits - 0.6%
	Standard Microsystems Corp.	*##		31,800	566,994

	Semiconductor Equipment - 1.6%
	Nanometrics, Inc.	*##		43,770	705,529
	Helix Technology Corp.			43,800	761,682
					1,467,211
	Steel-Producers - 1.6%
	Olympic Steel, Inc.	*		26,200	694,562
	Wheeling-Pittsburgh Corp.	*##		19,300	743,822
					1,438,384
	Telecommunications Equipment - 0.6%
	Comtech Telecommunications Corp.	*##		14,860	558,885

	Telecommunications Equipment Fiber Optics - 1.0%
	Essex Corp.	*		47,710	966,128

	Telecommunications Services - 0.8%
	Telkonet, Inc.	*##		131,600	731,696

	Textile-Apparel - 0.8%
	Cherokee Inc.	##		21,900	772,632

	Therapeutics - 0.8%
	NeoPharm, Inc.	*##		59,300	741,843

	Transport-Equipment & Leasing - 0.9%
	Greenbrier Companies, Inc.	##		24,800	839,480

	Transport-Marine - 0.8%
	K-Sea Transportation Partners L.P.	##		22,000	768,020

	Transport-Services - 1.3%
	Dynamex, Inc.	*		32,300	598,519
	Hub Group, Inc. Cl. A	*		11,300	590,086
					1,188,605
	Transport-Truck - 3.2%
	Celadon Group, Inc.	*		33,500	745,375
	Marten Transport Ltd.	*		31,800	722,814
	Old Dominion Freight Line, Inc.	*##		20,700	720,360
	U.S. Xpress Enterprises, Inc. Cl. A	*		24,880	728,984
					2,917,533
	Ultra Sound Imaging Systems - 0.9%
	SonoSite, Inc.	*##		24,200	821,590

	Wireless Equipment - 2.0%
	ID Systems, Inc.	*		62,100	1,158,786
	SBA Communications Corp.	*		75,500	700,640
					1,859,426
	TOTAL COMMON STOCK
	(Cost: $76,132,991)				92,692,497

	WARRANT - 0.0%
	Consumer Products-Miscellaneous - 0.0%
	American Banknote Corp. - 10/01/07	*
	(Cost: $0)			38	0
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 42.1%
	Money Market Funds - 41.1%
	Federated Prime Obligations Fund	**		$ 38,123,343	$38,123,343

	Time Deposit - 1.0%
	Citibank Nassau
	1.600%, 01/03/05			882,223	882,223

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $39,005,565)				39,005,566

	TOTAL INVESTMENTS - 142.1%
	(Cost: $115,138,556)				131,698,063
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.1%)				(39,029,150)
	NET ASSETS - 100.0%				$92,668,913

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. EMERGING GROWTH FUND
				Number
				of Shares	Value
	COMMON STOCK - 98.3%
	Advanced Materials/Products - 1.0%
	Ceradyne, Inc.	*		1,800	$102,978
	Hexcel Corp.	*		5,500	79,750
					182,728
	Advertising Services - 0.4%
	Greenfield Online, Inc.	*##		3,400	74,766

	Aerospace/Defense - 1.2%
	Esterline Technologies Corp.	*		3,200	104,480
	Titan Corp.	*		6,500	105,300
					209,780
	Aerospace/Defense-Equipment - 0.7%
	BE Aerospace, Inc.	*		10,100	117,564

	Apparel Manufacturers - 1.8%
	Carter's, Inc.	*##		3,600	122,364
	Oxford Industries, Inc.	##		2,300	94,990
	Quiksilver, Inc.	*		3,900	116,181
					333,535
	Applications Software - 0.6%
	Serena Software, Inc.	*##		5,000	108,200

	Auto/Truck Parts & Equipment-Original - 0.6%
	Tenneco Automotive, Inc.	*##		6,600	113,784

	Auto-Medium & Heavy Duty Trucks - 0.7%
	A. S. V., Inc.	*##		2,600	124,540

	Building & Construction Products-Miscellaneous - 1.6%
	NCI Building Systems, Inc.	*##		3,900	146,250
	Simpson Manufacturing Co., Inc.			3,900	136,110
					282,360
	Building & Construction-Miscellaneous - 0.4%
	Insituform Technologies, Inc. Cl. A	*##		3,000	68,010

	Building Products-Cement/Aggregate - 0.7%
	Texas Industries, Inc.			1,900	118,522

	Building Products-Light Fixtures - 0.7%
	Genlyte Group Inc.	*		1,500	128,520

	Building-Mobil Home/Manufactured Housing - 0.6%
	Champion Enterprises, Inc.	*##		9,800	115,836

	Building-Residential/Commercial - 0.9%
	Levitt Corp. Cl. A			3,900	119,223
	William Lyon Homes, Inc.	*##		700	49,168
					168,391
	Casino Hotels - 0.7%
	Boyd Gaming Corp.	*##		3,200	133,280

	Cellular Telecommunications - 1.1%
	Alamosa Holdings, Inc.	*##		16,500	205,755

	Chemicals-Specialty - 0.7%
	Cabot Microelectronics Corp.	*		3,000	120,150

	Commercial Banks-Western US - 0.6%
	Silicon Valley Bancshares	*##		2,400	107,568

	Commercial Services-Finance - 0.6%
	Euronet Worldwide Inc.	*		4,000	104,080

	Computer Aided Design - 0.5%
	ANSYS, Inc.	*		2,800	89,768

	Computer Services - 0.5%
	Anteon International Corp.	*		2,300	96,278

	Computers-Integrated Systems - 1.0%
	Brocade Communications Systems, Inc.	*		13,700	104,668
	McData Corp. Cl. A	*		12,900	76,884
					181,552
	Computers-Memory Devices - 0.5%
	Komag, Inc.	*##		4,600	86,388

	Computers-Peripheral Equipment - 0.6%
	Synaptics, Inc.	*##		3,400	103,972

	Consulting Services - 0.8%
	Charles River Associates, Inc.	*##		1,600	74,832
	Navigant Consulting, Inc.	*##		2,600	69,160
					143,992
	Consumer Products-Miscellaneous - 1.5%
	American Greetings Corp. Cl. A			3,200	81,120
	Jarden Corp.	*##		4,500	195,480
					276,600
	Cosmetics & Toiletries - 1.0%
	Chattem, Inc.	*##		2,200	72,820
	Elizabeth Arden, Inc.	*		4,700	111,578
					184,398
	Data Processing/Management - 1.5%
	CSG Systems International, Inc.	*##		5,200	97,240
	eFunds Corp.	*		2,500	60,025
	FileNET Corp.	*		4,400	113,344
					270,609
	Diagnostic Equipment - 2.0%
	Cytyc Corp.	*		3,600	99,252
	Gen-Probe, Inc.	*		3,000	135,630
	Immucor, Inc.	*		5,025	118,138
					353,020
	Diversified Manufacturing Operations - 1.0%
	Esco Technologies, Inc.	*		1,300	99,645
	Jacuzzi Brands, Inc.	*		8,600	74,820
					174,465
	Drug Delivery Systems - 0.4%
	Conor Medsystems Inc.	*		5,000	69,250

	E-Commerce/Products - 0.6%
	Stamps.Com, Inc.	*		6,400	101,376

	Electronic Components-Semiconductors - 1.4%
	Microsemi Corp.	*		3,800	65,968
	Pixelworks, Inc.	*##		800	9,072
	Silicon Image, Inc.	*		10,300	169,538
					244,578
	Electronic Design Automation - 0.4%
	Magma Design Automation	*		5,600	70,336

	Electronic Measure Instruments - 0.8%
	Measurement Specialties, Inc.	*##		3,100	78,926
	Trimble Navigation, Ltd.	*		2,200	72,688
					151,614
	Electronic Security Devices - 0.5%
	American Science & Engineering, Inc.	*		2,200	90,662

	Electronics-Military - 0.7%
	EDO Corp.	##		3,700	117,475

	Energy-Alternate Sources - 0.4%
	Headwaters, Inc.	*##		2,500	71,250

	Entertainment Software - 0.5%
	Take - Two Interactive Software, Inc.	*##		1,000	34,790
	The9, Ltd. - ADR	*		2,000	47,240
					82,030
	Environmental Monitoring - 0.4%
	Mine Safety Appliances Co.			1,400	70,980

	E-Services/Consulting - 0.4%
	RightNow Technologies, Inc.	*##		4,700	75,905

	Filtration/Separate Products - 0.5%
	Cuno, Inc.	*##		1,400	83,160

	Finance-Credit Card - 0.9%
	Metris Companies, Inc.	*##		12,900	164,475

	Finance-Mortgage Loan/Banker - 0.8%
	Accredited Home Lenders	*		2,800	139,104

	Food-Wholesale/Distribution - 1.1%
	United Natural Foods, Inc.	*##		6,600	205,260

	Footwear & Related Apparel - 0.6%
	Wolverine World Wide, Inc.			3,200	100,544

	Human Resources - 2.3%
	Heidrick & Struggles International	*		4,500	154,215
	Hudson Highland Group, Inc.	*##		4,200	120,960
	Korn/Ferry International	*		6,400	132,800
					407,975
	Industrial Automation/Robotics - 0.9%
	Unova, Inc.	*##		6,500	164,385

	Internet Content-Entertainment - 0.6%
	Audible Inc.	*##		4,200	109,410

	Internet Content-Info/News - 1.5%
	Cnet Networks Inc.	*##		10,500	117,915
	Jupitermedia Corp.	*##		6,600	156,948
					274,863
	Internet Infrastructure Software - 1.3%
	Openwave Systems, Inc.	*##		6,900	106,674
	RADWARE, Ltd.	*		4,700	122,811
					229,485
	Lasers-Systems/Components - 1.1%
	Cymer, Inc.	*##		3,500	103,390
	Electro Scientific Industries, Inc.	*##		4,500	88,920
					192,310
	Machinery -Thermal Process - 0.6%
	Turbochef Technologies Inc.	*##		4,699	107,513

	Machinery-General Industry - 1.7%
	Gardner Denver, Inc.	*##		2,500	90,725
	Manitowoc Company, Inc.			2,800	105,420
	Wabtec Corp.			5,000	106,600
					302,745
	Medical Information Systems - 0.6%
	Allscripts Healthcare Solutions, Inc.	*		10,700	114,169

	Medical Instruments - 2.0%
	Intuitive Surgic, Inc.	*		3,900	156,078
	Symmetry Medical Inc.	*		3,700	77,885
	Ventana Medical Systems, Inc.	*##		1,900	121,581
					355,544
	Medical Laser Systems - 1.6%
	Intralase Corp.	*		4,800	112,704
	Laserscope	*##		4,900	175,959
					288,663
	Medical Products - 0.5%
	West Pharmaceutical Services			3,900	97,617

	Medical-Biomedical/Genetics - 2.0%
	Northfield Laboratories, Inc.	*##		5,000	112,750
	Serologicals Corp.	*##		5,700	126,084
	Telik, Inc.	*##		6,500	124,410
					363,244
	Medical-Drugs - 0.4%
	Pharmion Corp.	*		400	16,884
	Vaxgen, Inc.	*##		2,900	49,300
					66,184
	Medical-HMO - 0.7%
	AMERIGROUP Corp.	*##		1,700	128,622

	Medical-Outpatient/Home Medical Care - 1.2%
	Amedisys, Inc.	*##		3,300	106,887
	Matria Healthcare, Inc.	*##		2,600	101,582
					208,469
	Motion Pictures & Services - 0.6%
	Lions Gate Entertainment Corp.	*		9,900	105,138

	Multilevel Direct Selling - 0.6%
	Nu Skin Enterprises, Inc. Cl. A			4,500	114,210

	Networking Products - 1.2%
	Aeroflex, Inc.	*		8,000	96,960
	Ixia	*##		7,400	124,394
					221,354
	Non-Hazardous Waste Disposal - 0.6%
	Waste Connections, Inc.	*##		3,100	106,175

	Oil & Gas Drilling - 1.1%
	Grey Wolf, Inc.	*		20,500	108,035
	Todco Cl. A	*		4,700	86,574
					194,609
	Oil Companies-Exploration & Production - 2.4%
	Cheniere Energy, Inc.	*		1,500	95,550
	Range Resources Corp.			5,000	102,300
	Southwestern Energy Co.	*		1,500	76,035
	Swift Energy Co.	*##		3,300	95,502
	Unit Corp.	*		1,800	68,778
					438,165
	Oil-Field Services - 0.9%
	Cal Dive International, Inc.	*		1,400	57,050
	Tetra Technologies, Inc.	*##		4,000	113,200
					170,250
	Optical Supplies - 0.4%
	Advanced Medical Optics, Inc.	*##		1,800	74,052

	Pharmacy Services - 0.4%
	Healthextras, Inc.	*		4,000	65,200

	Physical Practice Management - 0.8%
	American Healthways, Inc.	*		4,400	145,376

	Physical Therapy/Rehabilitation Centers - 0.6%
	Psychiatric Solutions, Inc.	*		2,900	106,024

	Racetracks - 0.2%
	Penn National Gaming, Inc.	*		700	42,385

	Real Estate Management/Services - 2.3%
	Housevalues Inc.	*##		17,500	262,850
	Jones Lang LaSalle, Inc.	*##		4,300	160,863
					423,713
	Real Estate Operation/Development - 0.3%
	Corrections Corp. of America	*		1,300	52,585

	Research & Development - 0.9%
	SFBC International, Inc.	*##		4,000	158,000

	Resorts/Theme Parks - 0.6%
	Great Wolf Resorts Inc.	*		5,000	111,700

	Respiratory Products - 0.6%
	Respironics, Inc.	*		2,000	108,720

	Retail-Apparel/Shoe - 1.6%
	Children's Place Retail Stores, Inc.	*##		4,200	155,526
	Jos A Bank Clothiers, Inc.	*##		2,125	60,137
	New York & Co.	*##		4,500	74,340
					290,003
	Retail-Computer Equipment - 0.5%
	Electronics Boutique Holdings	*##		2,000	85,880

	Retail-Home Furnishings - 0.1%
	Design Within Reach, Inc.	*##		1,800	26,190

	Retail-Leisure Products - 0.7%
	MarineMax, Inc.	*		4,100	122,016

	Retail-Pawn Shops - 0.9%
	Cash America International, Inc.			5,600	166,488

	Retail-Restaurants - 1.5%
	Buffalo Wild Wings, Inc.	*##		3,400	118,354
	CKE Restaurants, Inc.	*		3,900	56,589
	McCormick & Schmick's Seafood Restaurants, Inc.	*		5,800	97,730
					272,673
	Schools - 0.8%
	Laureate Education, Inc.	*		3,300	145,497

	Seismic Data Collection - 0.3%
	Veritas DGC, Inc.	*##		2,200	49,302

	Semiconductor Components-Integrated Circuits - 1.6%
	Genesis Microchip, Inc.	*		4,600	74,612
	Sigmatel Inc.	*		3,900	138,567
	Standard Microsystems Corp.	*		4,200	74,886
					288,065
	Semiconductor Equipment - 4.5%
	ASE Test, Ltd.	*		15,900	107,484
	Brooks Automation, Inc.	*		7,400	127,428
	Credence Systems Corp.	*##		15,800	144,570
	Entegris, Inc.	*##		12,200	121,390
	Rudolph Technologies, Inc.	*##		5,000	85,850
	Tessera Technologies, Inc.	*		2,600	96,746
	Varian Semiconductor Equipment Associates, Inc.	*		3,300	121,605
					805,073
	Steel Pipe &Tube - 1.5%
	Maverick Tube Corp.	*		2,600	78,780
	Ns Group Inc.	*		6,900	191,820
					270,600
	Steel-Producers - 1.5%
	AK Steel Holding Corp.	*		10,100	146,147
	Carpenter Technology Corp.			2,000	116,920
					263,067
	Superconductor Products & Systems - 0.9%
	Intermagnetics General Corp.	*		6,450	163,895

	Telecommunications Equipment - 0.3%
	Tekelec, Inc.	*		2,900	59,276

	Telecommunications Services - 0.5%
	PTEK Holdings, Inc.	*		8,500	91,035

	Textile-Apparel - 0.5%
	DHB Industries, Inc.	*##		4,700	89,488

	Therapeutics - 3.9%
	Atherogenics, Inc.	*		3,200	75,392
	Bone Care International, Inc.	*		4,600	128,110
	Dendreon Corp.	*		7,500	80,850
	Eyetech Pharmaceuticals, Inc.	*		2,800	127,400
	Nabi Biopharmaceuticals	*		9,000	131,850
	NitroMed, Inc.	*##		4,800	127,920
	United Therapeutics Corp.	*		700	31,605
					703,127
	Transactional Software - 0.5%
	Open Solutions, Inc.	*		3,300	85,668

	Transport-Air Freight - 0.6%
	EGL, Inc.	*		3,900	116,571

	Transport-Marine - 0.4%
	Arlington Tankers Ltd.	*		3,500	80,325

	Transport-Services - 0.7%
	Hub Group, Inc. Cl. A	*		2,500	130,550

	Transport-Truck - 2.1%
	Arkansas Best Corp.			3,200	143,648
	Overnite Corp.	##		3,500	130,340
	U.S. Xpress Enterprises, Inc. Cl. A	*		3,800	111,340
					385,328
	Web Portals/ISP - 0.4%
	FindWhat.Com	*##		4,200	74,466

	Wire & Cable Products - 0.6%
	General Cable Corp.	*##		7,500	103,875

	Wireless Equipment - 1.0%
	Novatel Wireless, Inc.	*##		4,200	81,396
	RF Micro Devices, Inc.	*##		15,500	106,020
					187,416
	TOTAL COMMON STOCK
	(Cost: $13,741,276)				17,721,138
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 32.8%
	Money Market Funds - 30.5%
	Federated Prime Obligations Fund	**		$ 5,493,834	$5,493,834

	Time Deposit - 2.3%
	Citibank Nassau
	1.600%, 01/03/05			411,210	411,210

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $5,905,044)				5,905,044

	TOTAL INVESTMENTS - 131.1%
	(Cost: $19,646,320)				23,626,182
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.1%)				(5,597,283)
	NET ASSETS - 100.0%				$18,028,899

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. SMALL CAP VALUE FUND
				Number
				of Shares	Value
	COMMON STOCK - 89.0%
	Aerospace/Defense-Equipment - 1.2%
	AAR Corp.	*		84,800	$1,154,976

	Apparel Manufacturers - 0.5%
	Kellwood Co.			12,500	431,250

	Applications Software - 1.6%
	Actuant Corp. Cl. A	*		19,900	1,037,785
	MatrixOne, Inc.	*		75,000	491,250
					1,529,035
	Broadcast Services/Programming - 1.1%
	UnitedGlobalCom, Inc. Cl. A	*		105,632	1,020,405

	Building & Construction-Miscellaneous - 1.2%
	Dycom Industries, Inc.	*		37,100	1,132,292

	Building Products-Cement/Aggregate - 1.5%
	Florida Rock Industries			12,700	756,031
	Texas Industries, Inc.			11,500	717,370
					1,473,401
	Building-Heavy Construction - 1.0%
	Washington Group International, Inc.	*		24,100	994,125

	Cable TV - 1.1%
	People's Choice TV Corp. 144A	*#		104,700	1,047,000

	Chemicals-Diversified - 1.2%
	Lyondell Chemical Company			39,330	1,137,424

	Chemicals-Plastics - 1.0%
	Spartech Corp.			34,800	942,732

	Commercial Banks-Central US - 2.9%
	Associated Banc Corp.			31,050	1,031,170
	First Financial Bancorp			18,800	329,000
	Gold Banc Corporation Inc.			70,900	1,036,558
	Macatawa Bank Corp.			12,905	416,702
					2,813,430
	Commercial Banks-Eastern US - 1.1%
	Community Bank Systems, Inc.			37,000	1,045,250

	Commercial Banks-Western US - 1.1%
	Greater Bay Bancorp			36,900	1,028,772

	Commercial Services - 0.9%
	SOURCECORP, Inc.	*		46,300	884,793

	Computer Aided Design - 0.5%
	MSC, Software Corp.	*		45,800	479,526

	Computer Services - 0.5%
	Manhattan Associates, Inc.	*		19,000	453,720

	Computers-Integrated Systems - 1.1%
	MTS Systems Corp.			17,200	581,532
	Radisys Corp.	*		25,700	502,435
					1,083,967
	Computers-Memory Devices - 0.5%
	M-Systems Flash Disk Pioneers	*		23,600	465,392

	Diversified Manufacturing Operations - 4.7%
	Ameron International Corp.			18,300	693,570
	Carlisle Cos, Inc.			14,600	947,832
	Esco Technologies, Inc.	*		13,400	1,027,110
	The Brink's Co.			28,900	1,142,128
	Tredegar Corp.			35,900	725,539
					4,536,179
	Electronic Components-Miscellaneous - 0.8%
	Methode Electronics, Inc.			59,400	763,290

	Engines-Internal Combust - 0.5%
	Briggs & Stratton Corp.			12,000	498,960

	Finance-Auto Loans - 1.2%
	AmeriCredit Corp.	*		46,600	1,139,370

	Finance-Investment Bankers/Brokers - 1.1%
	Knight Trading Group, Inc.	*		94,800	1,038,060

	Financial Guarantee Insurance - 1.0%
	Assured Guaranty, Ltd.			50,600	995,302

	Funeral Services & Related Items - 1.1%
	Stewart Enterprises, Inc. Cl. A	*		148,900	1,040,811

	Garden Products - 1.1%
	Toro Co.			12,800	1,041,280

	Gas-Distribution - 2.4%
	Energen Corp.			19,200	1,131,840
	UGI Corp.			27,650	1,131,162
					2,263,002
	Hotels & Motels - 0.8%
	Jameson Inns, Inc.	*		383,600	755,692

	Index Fund - 4.8%
	Ishares Russell 2000 Value Idx	*		24,000	4,631,040

	Investment Management/Advisor Services - 0.9%
	Fieldstone Investment Corp.			48,500	836,625

	Lasers-Systems/Components - 0.8%
	Rofin-Sinar Technologies, Inc.	*		18,100	768,345

	Machinery-Construction & Mining - 1.0%
	Joy Global, Inc.			22,700	985,861

	Machinery-General Industry - 2.4%
	Albany Intl Corp.-Cl. A			32,800	1,153,248
	Gardner Denver, Inc.	*		30,900	1,121,361
					2,274,609
	Medical Laser Systems - 0.8%
	Candela Corp.	*		70,200	797,472

	Medical Products - 1.0%
	Inamed Corp.	*		15,549	983,474

	Medical-Biomedical/Genetics - 0.5%
	Applera Corp. - Celera Genomics Group	*		33,600	462,000

	Medical-Hospitals - 1.0%
	LifePoint Hospitals, Inc.	*		28,300	985,406

	Medical-Nursing Homes - 0.8%
	Kindred Healthcare, Inc.	*		26,800	802,660

	Metal-Aluminum - 1.1%
	Century Aluminum Co.	*		40,000	1,050,400

	Motion Pictures & Services - 0.7%
	Lions Gate Entertainment Corp.	*		65,300	693,486

	Paper & Related Products - 1.0%
	P.H. Glatfelter Co.			64,000	977,920

	Physical Practice Management - 1.0%
	Pediatrix Medical Group Inc.	*		15,400	986,370

	Pipelines - 1.0%
	Aquila, Inc.	*		265,900	981,171

	Pollution Control - 0.8%
	Duratek, Inc.	*		30,000	747,300

	Poultry - 1.0%
	Gold Kist Inc.	*		72,500	987,450

	Power Conversion/Supply Equipment - 0.5%
	Artesyn Technologies, Inc.	*##		46,300	523,190

	Property/Casualty Insurance - 4.4%
	Meadowbrook Insurance Group	*		150,400	750,496
	Navigators Group Inc.	*		28,100	846,091
	Quanta Capital Holdings, Ltd.	*		115,600	1,065,832
	Selective Insurance Group			16,600	734,384
	Tower Group Inc.			67,100	805,200
					4,202,003
	Publishing-Newspapers - 1.1%
	Lee Enterprises			22,300	1,027,584

	Real Estate Operation/Development - 1.1%
	Corrections Corp. of America	*		26,800	1,084,060

	Recycling - 1.1%
	Aleris International Inc.	*		59,461	1,006,080

	REITS-Diversified - 5.6%
	Capital Automotive			22,900	813,523
	Diamondrock Hospitality Co.	*		87,700	894,540
	Equity Lifestyle Properties			20,900	747,175
	Jer Investors Trust, Inc. 144A	*#		89,200	1,346,920
	Provident Senior Living Trust 144A	*#		54,000	864,000
	Washington Real Estate Investment Trust			20,900	707,883
					5,374,041
	REITS-Hotels - 0.8%
	Ashford Hospitality Trust			69,800	758,726

	REITS-Mortgage - 0.9%
	Homebanc Corp.			85,000	822,800

	REITS-Shopping Centers - 0.8%
	Equity One, Inc.			33,700	799,701

	Retail-Apparel/Shoe - 0.8%
	Charming Shoppes, Inc.	*		84,700	793,639

	Retail-Home Furnishings - 1.1%
	Haverty Furniture Cos., Inc.			58,400	1,080,400

	Retail-Regional Department Stores - 0.7%
	Neiman Marcus Group, Inc. Cl. A			9,800	701,092

	Retail-Restaurants - 0.6%
	Lone Star Steakhouse & Saloon, Inc.			21,600	604,800

	Retail-Sporting Goods - 1.0%
	Hibbett Sporting Goods, Inc.	*		37,600	1,000,536

	Rubber-Tires - 1.2%
	Cooper Tire & Rubber Co.			53,700	1,157,235

	Savings & Loans/Thrifts-Central US - 1.8%
	Bank Mutual Corp.			56,985	693,507
	Maf Bancorp Inc.			23,400	1,048,788
					1,742,295
	Savings & Loans/Thrifts-Eastern US - 2.4%
	Brookline Bancorp, Inc.			40,828	666,313
	First Niagara Financial Group, Inc.			82,500	1,150,875
	Parkvale Financial Corp.			17,000	489,430
					2,306,618
	Schools - 0.5%
	Concorde Career Colleges, Inc.	*		25,100	509,530

	Semiconductor Equipment - 1.0%
	Mattson Technology, Inc.	*##		41,100	462,786
	Photronics, Inc.	*		28,200	465,300
					928,086
	Telecommunications Equipment - 0.6%
	Comtech Telecommunications	*		16,500	620,565

	Telecommunications Services - 0.5%
	PTEK Holdings, Inc.	*		46,400	496,944

	Theaters - 0.8%
	Carmike Cinemas, Inc.			21,500	784,750

	Therapeutics - 0.9%
	Medarex, Inc.	*##		80,600	868,868

	Transport-Rail - 1.1%
	Genesee & Wyoming, Inc. Cl. A	*		38,450	1,081,599

	Transport-Services - 0.3%
	Laidlaw International Inc.	*		14,800	316,720

	Transport-Truck - 1.0%
	Old Dominion Freight Line, Inc.	*		28,200	981,360

	Venture Capital - 1.1%
	Kohlberg Kravis Roberts Corp. 144A	*#		98,900	1,033,505

	TOTAL COMMON STOCK
	(Cost: $67,515,944)				85,747,752
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 15.2%
	Money Market Funds - 1.1%
	Federated Prime Obligations Fund	**		$ 1,045,525	$1,045,525

	Time Deposit - 14.1%
	Wells Fargo Bank
	1.600%, 01/03/05			13,552,265	13,552,265

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $14,597,790)				14,597,790

	TOTAL INVESTMENTS - 104.2%
	(Cost: $82,113,734)				100,345,542
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2%)				(4,059,549)
	NET ASSETS - 100.0%				$96,285,993

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain conditions for public sale may exist. Total Market Value of 144A Securities
	owned at December 31, 2004 was $4,291,425 or 4.46% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. LARGE CAP VALUE FUND
				Number
				of Shares	Value
	COMMON STOCK - 95.5%
	Aerospace/Defense - 0.9%
	Raytheon Co.			5,800	$225,214

	Applications Software - 3.4%
	Microsoft Corp.			32,000	854,720

	Beverages-non-Alcoholic - 1.1%
	PepsiCo, Inc.			5,200	271,440

	Commercial Banks-Eastern US - 1.9%
	North Fork Bancorporation			16,750	483,238

	Computers - 1.6%
	Hewlett-Packard Co.			18,900	396,333

	Consumer Products-Miscellaneous - 1.5%
	Fortune Brands, Inc.			4,900	378,182

	Diversified Manufacturing Operations - 11.6%
	General Electric Co.			26,000	949,000
	ITT Industries, Inc.			11,800	996,510
	Textron, Inc.			7,100	523,980
	Tyco International, Ltd.			12,000	428,880
					2,898,370
	Electric-Integrated - 1.2%
	Public Services Enterprise Group			5,600	289,912

	Electronic Components-Semiconductors - 3.4%
	Freescale Semiconductor-B	*		20,140	369,770
	PPL Corp.			5,100	271,728
	Texas Instruments, Inc.			8,100	199,422
					840,920
	Fiduciary Banks - 2.4%
	Bank of New York Co., Inc.			18,200	608,244

	Finance-Investment Bankers/Brokers - 4.2%
	Morgan Stanley Dean Witter & Co.			19,000	1,054,880

	Financial Guarantee Insurance - 2.2%
	Ambac Financial Group, Inc.			6,500	533,845

	Industrial Gases - 2.4%
	Praxair, Inc.			13,300	587,195

	Medical-Drugs - 4.3%
	Abbott Laboratories			8,700	405,855
	Pfizer, Inc.			24,500	658,805
					1,064,660
	Medical-HMO - 1.6%
	Wellpoint, Inc.	*		3,500	402,500

	Multi-line Insurance - 5.8%
	Allstate Corp.			8,300	429,276
	American International Group, Inc.			15,600	1,024,452
					1,453,728
	Multimedia - 5.7%
	Time Warner, Inc.	*		41,700	810,648
	Viacom, Inc. Cl. B			8,500	309,315
	Walt Disney Co.			10,400	289,120
					1,409,083
	Oil Companies-Exploration & Production - 1.8%
	Apache Corp.			9,050	457,659

	Oil Companies-Integrated - 10.3%
	Chevrontexaco Corp.			7,200	378,072
	ConocoPhillips			12,410	1,077,560
	Exxon Mobil Corp.			21,800	1,117,468
					2,573,100
	Property/Casualty Insurance - 2.5%
	St Paul Travelers Cos Inc.			17,088	633,452

	Retail-Discount - 1.0%
	TJX Cos., Inc.			9,600	241,248

	Retail-Regional Department Stores - 2.7%
	Federated Department Stores, Inc.			11,800	681,922

	Retail-Restaurants - 0.6%
	McDonalds Corp.			4,400	141,064

	Savings & Loans/Thrifts-Western US - 4.2%
	Washington Mutual, Inc.			24,700	1,044,316

	Steel-Producers - 1.3%
	United States Steel Corp.			6,500	333,125

	Super-Regional Banks-US - 9.9%
	Bank of America Corp.			21,412	1,006,150
	US Bancorp			18,000	563,760
	Wells Fargo & Co.			14,300	888,745
					2,458,655
	Telecommunications Equipment - 1.2%
	ADC Telecommunication, Inc.	*		106,600	285,688

	Telephone-Integrated - 3.0%
	Verizon Communications, Inc.			18,200	737,282

	Tobacco - 1.8%
	Altria Group, Inc.			7,200	439,920

	TOTAL COMMON STOCK
	(Cost: $19,200,724)				23,779,895
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 2.7%
	Time Deposit - 2.7%
	Citibank Nassau
	1.600%, 01/03/05
	( Cost: $680,106)			$ 680,106	$680,106

	TOTAL INVESTMENTS - 98.2%
	(Cost: $19,880,830)				24,460,001
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%				445,109
	NET ASSETS - 100.0%				$24,905,110

*	Non-income producing securities.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. SYSTEMATIC LARGE CAP GROWTH FUND
				Number
				of Shares	Value
	COMMON STOCK - 99.2%
	Aerospace/Defense - 1.4%
	Raytheon Co.			5,000	$194,150

	Applications Software - 3.1%
	Microsoft Corp.			15,800	422,018

	Audio/Video Products - 1.6%
	Harman International Industries, Inc.			1,700	215,900

	Beverages-Wine/Spirits - 1.3%
	Brown-Forman Corp. -Cl. B			3,600	175,248

	Cable TV - 0.8%
	Comcast Corp. Cl. A	*		3,200	106,496

	Chemicals-Diversified - 0.8%
	Ppg Industries, Inc.			1,500	102,240

	Computer Aided Design - 1.1%
	Autodesk, Inc.			4,000	151,800

	Computers - 6.1%
	Apple Computer, Inc.	*		2,400	154,560
	Dell, Inc.	*		4,800	202,272
	International Business Machines Corp.			4,700	463,326
					820,158
	Cosmetics & Toiletries - 5.4%
	Kimberly-Clark Corp.			3,000	197,430
	Procter & Gamble Co.			7,100	391,068
	The Gillette Co.			3,000	134,340
					722,838
	Distribution/Wholesale - 1.4%
	WW Grainger, Inc.			2,900	193,198

	Diversified Financial Services - 1.1%
	CIT Group, Inc.			3,200	146,624

	Diversified Manufacturing Operations - 3.0%
	3M Co.			2,300	188,761
	Textron, Inc.			3,000	221,400
					410,161
	Diversified Operations/Commercial Services - 1.0%
	Cendant Corp.			5,600	130,928

	E-Commerce/Services - 2.3%
	eBay, Inc.	*		2,700	313,956

	Electric Products-Miscellaneous - 1.5%
	Emerson Electric Co.			2,800	196,280

	Electric-Integrated - 1.1%
	TXU Corp.			2,400	154,944

	Electronic Components-Miscellaneous - 1.0%
	Solectron Corp.	*		24,200	128,986

	Electronic Components-Semiconductors - 2.9%
	Intel Corp.			16,900	395,291

	Finance-Consumer Loans - 1.3%
	First Marblehead Corp./the	*		3,000	168,750

	Finance-Investment Bankers/Brokers - 0.6%
	Citigroup, Inc.			1,700	81,906

	Food-Miscellaneous/Diversified - 1.2%
	Kraft Foods, Inc. Cl. A			4,700	167,367

	Forestry - 1.5%
	Weyerhaeuser Co.			3,100	208,382

	Home Decoration Products - 1.1%
	Newell Rubbermaid, Inc.			6,100	147,559

	Hospital Beds/Equipment - 1.8%
	Kinetic Concepts, Inc.	*		3,100	236,530

	Instruments-Controls - 1.6%
	Parker-Hannifin Corp.			2,800	212,072

	Instruments-Scientific - 1.4%
	PerkinElmer, Inc.			8,500	191,165

	Internet Security - 1.6%
	CheckFree Corp.	*		2,700	102,816
	Symantec Corp.	*		4,400	113,344
					216,160
	Medical Labs&Testing Services - 1.2%
	Covance, Inc.	*		4,300	166,625

	Medical Products - 5.1%
	Becton Dickinson & Co.			3,200	181,760
	Johnson & Johnson			8,000	507,360
					689,120
	Medical-Biomedical/Genetics - 0.8%
	Invitrogen Corp.	*		1,600	107,408

	Medical-Drugs - 4.6%
	Celgene Corp.	*		2,500	66,325
	Pfizer, Inc.			20,800	559,312
					625,637
	Medical-HMO - 6.6%
	Aetna, Inc.			1,000	124,750
	Coventry Health Care, Inc.	*		3,900	207,012
	UnitedHealth Group, Inc.			3,700	325,711
	Wellpoint, Inc.	*		2,000	230,000
					887,473
	Multi-line Insurance - 1.0%
	American International Group, Inc.			2,100	137,907

	Multimedia - 4.5%
	Gemstar - TV Guide International, Inc.	*		28,100	166,352
	McGraw-Hill Co., Inc.			3,000	274,620
	Time Warner, Inc.	*		8,700	169,128
					610,100
	Networking Products - 3.2%
	Cisco Systems, Inc.	*		22,200	428,460

	Oil & Gas Drilling - 1.5%
	Diamond Offshore Drilling			4,900	196,245

	Oil Companies-Integrated - 1.2%
	ConocoPhillips			1,900	164,977

	Oil Field Machinery & Equipment - 1.4%
	Grant Prideco, Inc.	*		9,100	182,455

	Optical Supplies - 1.4%
	Alcon, Inc.			2,400	193,440

	Property/Casualty Insurance - 1.3%
	Chubb Corp.			2,300	176,870

	Retail-Apparel/Shoe - 0.9%
	Abercrombie & Fitch Co. Cl. A			2,700	126,765

	Retail-Discount - 0.9%
	Wal-Mart Stores, Inc.			2,400	126,768

	Retail-Major Department Stores - 1.2%
	May Department Stores Co.			5,600	164,640

	Retail-Office Supplies - 1.9%
	Staples, Inc.			7,500	252,825

	Steel-Producers - 0.7%
	United States Steel Corp.			1,700	87,125

	Telecommunications Equipment - 2.2%
	QUALCOMM, Inc.			6,900	292,560

	Telecommunications Equipment Fiber Optics - 0.5%
	Corning, Inc.	*		5,300	62,381

	Telephone-Integrated - 2.8%
	AT&T Corp.			10,900	207,754
	Verizon Communications, Inc.			4,200	170,142
					377,896
	Transport-Air Freight - 1.5%
	CNF Transportation, Inc.			4,000	200,400

	Transport-Rail - 1.4%
	Norfolk Southern Corp.			5,200	188,188

	Web Portals/ISP - 1.3%
	Yahoo!, Inc.	*		4,600	173,328

	Wireless Equipment - 1.1%
	Motorola, Inc.			8,800	151,360

	TOTAL COMMON STOCK
	(Cost: $12,000,960)				13,382,060
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 0.7%
	Time Deposit - 0.7%
	Brown Brothers Harriman & Co.
	1.600%, 01/03/05
	( Cost: $95,171)			$ 95,171	$95,171

	TOTAL INVESTMENTS - 99.9%
	(Cost: $12,096,131)				13,477,231
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				7,655
	NET ASSETS - 100.0%				$13,484,886

*	Non-income producing securities.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. SYSTEMATIC MID CAP GROWTH FUND
				Number
				of Shares	Value
	COMMON STOCK - 99.0%
	Advertising Services - 1.0%
	Getty Images, Inc.	*##		1,800	$123,930

	Aerospace/Defense-Equipment - 1.2%
	Goodrich Corp.			4,400	143,616

	Apparel Manufacturers - 1.2%
	Coach, Inc.	*		2,700	152,280

	Audio/Video Products - 1.0%
	Harman International Industries, Inc.			1,000	127,000

	Auto/Truck Parts & Equipment-Original - 0.8%
	BorgWarner, Inc.			1,700	92,089

	Building & Construction Products-Miscellaneous - 1.3%
	Masco Corp.			2,500	91,325
	Vulcan Materials Co.	##		1,200	65,532
					156,857
	Building Products-Cement/Aggregate - 0.8%
	Martin Marietta Materials, Inc.	##		1,800	96,588

	Cellular Telecommunications - 1.0%
	Western Wireless Corp. Cl. A	*		4,000	117,200

	Chemicals-Specialty - 0.9%
	Eastman Chemical Company			2,000	115,460

	Commercial Banks-Central US - 0.6%
	Associated Banc Corp.			2,150	71,402

	Commercial Services - 1.1%
	Alliance Data Systems Corp.	*		2,700	128,196

	Commercial Services-Finance - 0.8%
	Moody's Corp.			1,100	95,535

	Computers - 1.5%
	Apple Computer, Inc.	*		2,800	180,320

	Computers-Memory Devices - 2.1%
	Network Appliance, Inc.	*		3,000	99,660
	VERITAS Software Corp.	*		5,300	151,315
					250,975
	Computers-Peripheral Equipment - 1.0%
	Lexmark International, Inc.	*		1,400	119,000

	Consumer Products-Miscellaneous - 1.1%
	American Greetings Corp. Cl. A			5,500	139,425

	Data Processing/Management - 3.7%
	Acxiom Corp.			3,300	86,790
	CSG Systems International, Inc.	*##		7,200	134,640
	Fiserv, Inc.	*		2,200	88,418
	The Dun & Bradstreet Corp.	*		2,400	143,160
					453,008
	Disposable Medical Products - 1.2%
	C. R. Bard, Inc.			2,300	147,154

	Distribution/Wholesale - 0.8%
	WW Grainger, Inc.			1,500	99,930

	Diversified Financial Services - 0.8%
	CIT Group, Inc.			2,200	100,804

	Diversified Manufacturing Operations - 3.6%
	ITT Industries, Inc.			1,600	135,120
	Textron, Inc.			2,600	191,880
	The Brink's Co.			3,000	118,560
					445,560
	Diversified Operations/Commercial Services - 0.9%
	Aramark Corp. Cl. B	##		4,200	111,342

	E-Commerce/Services - 0.9%
	WebMD Corp.	*##		13,300	108,528

	Electronic Components-Miscellaneous - 2.0%
	Sanmina Corp.	*		13,900	117,733
	Solectron Corp.	*		23,200	123,656
					241,389
	Electronic Components-Semiconductors - 2.7%
	Altera Corp.	*		3,800	78,660
	International Rectifier Corp.	*##		3,400	151,538
	Microchip Technology, Inc.			3,900	103,974
					334,172
	Electronic Connectors - 2.0%
	Amphenol Corp. Cl. A	*		2,300	84,502
	Thomas & Betts Corp.	*		5,000	153,750
					238,252
	Electronic Forms - 1.0%
	Adobe Systems, Inc.			1,900	119,206

	Enterprise Software/Services - 1.0%
	BMC Software, Inc.	*		6,300	117,180

	Fiduciary Banks - 1.2%
	Investors Financial Services Corp.			3,000	149,940

	Finance-Consumer Loans - 1.3%
	The First Marblehead Corp.	*##		2,900	163,125

	Finance-Investment Bankers/Brokers - 0.9%
	E*Trade Financial Corp.	*		7,100	106,145

	Finance-Other Services - 1.2%
	Chicago Mercantile Exchange			650	148,655

	Food-Wholesale/Distribution - 0.9%
	Supervalu, Inc.			3,300	113,916

	Forestry - 0.9%
	Weyerhaeuser Co.			1,700	114,274

	Funeral Services & Related Items - 0.8%
	Service Corp. International	*		12,800	95,360

	Home Decoration Products - 1.3%
	Newell Rubbermaid, Inc.			6,800	164,492

	Human Resources - 2.3%
	Korn/Ferry International	*		6,400	132,800
	Robert Half International, Inc.	##		5,000	147,150
					279,950
	Instruments-Controls - 2.4%
	Parker-Hannifin Corp.			1,300	98,462
	Thermo Electron Corp.	*		6,600	199,254
					297,716
	Instruments-Scientific - 1.6%
	PerkinElmer, Inc.			8,800	197,912

	Internet Security - 3.4%
	CheckFree Corp.	*		3,800	144,704
	McAfee, Inc.	*		6,300	182,259
	VeriSign, Inc.	*		2,700	90,504
					417,467
	Life/Health Insurance - 0.7%
	Lincoln National Corp.			1,800	84,024

	Machinery-Construction & Mining - 0.8%
	Terex Corp.	*		2,100	100,065

	Medical Information Systems - 1.0%
	IMS Health, Inc.			5,300	123,013

	Medical Instruments - 0.9%
	Biomet, Inc.			2,400	104,136

	Medical Labs & Testing Services - 1.9%
	Covance, Inc.	*##		3,300	127,875
	Laboratory Corporation Of America Holdings	*		2,000	99,640
					227,515
	Medical Products - 1.0%
	Varian Medical Systems, Inc.	*		2,700	116,748

	Medical-Biomedical/Genetics - 0.9%
	Invitrogen Corp.	*		1,700	114,121

	Medical-Drugs - 1.5%
	Celgene Corp.	*		3,600	95,508
	Sepracor, Inc.	*		1,400	83,118
					178,626
	Medical-HMO - 1.1%
	Coventry Health Care, Inc.	*##		2,450	130,046

	Medical-Nursing Homes - 1.0%
	Manor Care, Inc.	##		3,500	124,005

	Metal-Copper - 0.8%
	Phelps Dodge Corp.			1,000	98,920

	Multi-line Insurance - 0.9%
	CNA Financial Corp.	*##		4,000	106,840

	Multimedia - 1.3%
	Gemstar - TV Guide International, Inc.	*		13,400	79,328
	Meredith Corp.			1,400	75,880
					155,208
	Networking Products - 0.9%
	Juniper Networks, Inc.	*		4,100	111,479

	Office Furnishings-Original - 1.0%
	HNI Corp.			2,800	120,540

	Oil Companies-Exploration & Production - 1.9%
	Kerr-McGee Corp.			2,000	115,580
	Newfield Exploration Co.	*		1,900	112,195
					227,775
	Oil Field Machinery & Equipment - 1.5%
	Grant Prideco, Inc.	*		9,400	188,470

	Oil-Field Services - 2.3%
	Baker Hughes, Inc.			4,700	200,549
	BJ Services Co.			1,800	83,772
					284,321
	Optical Supplies - 1.1%
	Bausch & Lomb, Inc.	##		2,100	135,366

	Paper & Related Products - 2.0%
	Georgia-Pacific Corp.			3,700	138,676
	Temple-Inland, Inc.			1,500	102,600
					241,276
	Property/Casualty Insurance - 1.1%
	Berkley Corp.			2,900	136,793

	Retail-Apparel/Shoe - 3.4%
	Abercrombie & Fitch Co. Cl. A			2,000	93,900
	Claires Stores, Inc.			4,800	102,000
	Limited Brands, Inc.			5,100	117,402
	Nordstrom, Inc.			2,100	98,133
					411,435
	Retail-Computer Equipment - 1.0%
	CDW Computer Centers, Inc.	##		1,900	126,065

	Retail-Convenience Store - 0.7%
	Seven-Eleven, Inc.	*		3,600	86,220

	Retail-Discount - 0.9%
	Dollar General Corp.			5,500	114,235

	Retail-Regional Department Stores - 0.8%
	Federated Department Stores, Inc.			1,700	98,243

	Retail-Restaurants - 1.8%
	Brinker International, Inc.	*		2,800	98,196
	Yum! Brands, Inc.			2,600	122,668
					220,864
	Semiconductor Components-Integrated Circuits - 0.9%
	Atmel Corp.	*		28,500	111,720

	Semiconductor Equipment - 0.7%
	KLA -Tencor Corp.	*		1,900	88,502

	Steel-Producers - 0.6%
	United States Steel Corp.			1,400	71,750

	Telecommunications Equipment - 2.5%
	Avaya, Inc.	*		8,400	144,480
	Harris Corp.			2,700	166,833
					311,313
	Telecommunications Equipment Fiber Optics - 0.7%
	Corning, Inc.	*		7,300	85,921

	Tools-Hand Held - 1.0%
	The Black & Decker Corp.			1,400	123,662

	Toys - 0.7%
	Hasbro, Inc.	##		4,300	83,334

	Transport-Air Freight - 1.5%
	CNF, Inc.			3,600	180,360

	TOTAL COMMON STOCK
	(Cost: $10,516,947)				12,098,261
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 9.0%
	Money Market Funds - 9.0%
	Federated Prime Obligations Fund	**
	( Cost: $1,103,225)			$ 1,103,225	$1,103,225

	TOTAL INVESTMENTS - 108.0%
	(Cost: $11,620,172)				13,201,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0%)				(976,211)
	NET ASSETS - 100.0%				$12,225,275

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. SYSTEMATIC SMID GROWTH FUND
				Number
				of Shares	Value
	COMMON STOCK - 98.5%
	Advertising Services - 0.9%
	Getty Images, Inc.	*		700	$48,195

	Aerospace/Defense-Equipment - 2.3%
	BE Aerospace	*		5,900	68,676
	Goodrich Corp.			1,800	58,752
					127,428
	Applications Software - 0.9%
	Progress Software Corp.	*		1,100	25,685
	SS&C Technologies, Inc.			1,100	22,715
					48,400
	Audio/Video Products - 0.7%
	Harman International Industries, Inc.			300	38,100

	Auto/Truck Parts & Equipment-Original - 2.3%
	Autoliv, Inc.			1,400	67,620
	Dana Corp.			1,700	29,461
	Tenneco Automotive, Inc.	*		1,700	29,308
					126,389
	Building Products-Cement/Aggregate - 0.4%
	Martin Marietta Materials, Inc.			400	21,464

	Building-Maintenance & Service - 0.7%
	ABM Industries, Inc.			2,000	39,440

	Cellular Telecommunications - 1.8%
	Nextel Partners, Inc. Cl. A	*		2,400	46,896
	Western Wireless Corp. Cl. A	*		1,800	52,740
					99,636
	Chemicals-Diversified - 1.0%
	Georgia Gulf Corp.			1,100	54,780

	Chemicals-Specialty - 2.5%
	Cabot Microelectronics Corp.	*		900	36,045
	Eastman Chemical Company			800	46,184
	Terra Industries Inc.	*		6,800	60,384
					142,613
	Coal - 1.1%
	Alliance Resource Partners			800	59,200

	Commercial Banks-Central US - 0.9%
	Corus Bankshares, Inc.			1,100	52,811

	Commercial Services - 0.5%
	Alliance Data Systems Corp.	*		600	28,488

	Commercial Services-Finance - 1.4%
	ACE Cash Express, Inc.	*		900	26,694
	Euronet Worldwide Inc.	*		2,100	54,642
					81,336
	Computers-Integrated Systems - 1.0%
	McData Corp. Cl. A	*		9,100	54,236

	Consumer Products-Miscellaneous - 0.5%
	American Greetings Corp. Cl. A			1,100	27,885

	Data Processing/Management - 1.6%
	The Dun & Bradstreet Corp.	*		1,500	89,475

	Diagnostic Equipment - 0.5%
	Gen-Probe, Inc.	*		600	27,126

	Dialysis Centers - 0.4%
	Davita, Inc.	*		550	21,741

	Distribution/Wholesale - 0.8%
	Aviall Inc.	*		1,900	43,643

	Diversified Manufacturing Operations - 1.3%
	Blount International Inc.	*		1,600	27,872
	The Brink's Co.			1,200	47,424
					75,296
	E-Commerce/Services - 0.9%
	WebMD Corp.	*		6,000	48,960

	Electronic Components-Miscellaneous - 0.8%
	Sanmina Corp.	*		5,500	46,585

	Electronic Components-Semiconductors - 2.5%
	Fairchild Semiconductor International, Inc. Cl. A	*		2,800	45,528
	International Rectifier Corp.	*		1,300	57,941
	LSI Logic Corp.	*		6,900	37,812
					141,281
	Electronic Connectors - 1.3%
	Thomas & Betts Corp.	*		2,300	70,725

	Electronic Parts Distribution - 0.7%
	Avnet, Inc.	*		2,200	40,128

	Environmental Monitoring - 0.9%
	Mine Safety Appliances Co.			1,000	50,700

	Fiduciary Banks - 1.2%
	Investors Financial Services Corp.			1,300	64,974

	Finance-Consumer Loans - 1.3%
	First Marblehead Corp./the	*		1,300	73,125

	Finance-Investment Bankers/Brokers - 1.0%
	Investment Technology Group, Inc.	*		2,800	56,000

	Finance-Mortgage Loan/Banker - 0.9%
	CharterMac			2,100	51,324

	Finance-Other Services - 0.4%
	Chicago Mercantile Exchange			100	22,870

	Food-Baking - 0.6%
	Flowers Foods, Inc.			1,100	34,738

	Food-Miscellaneous/Diversified - 0.8%
	Corn Products International, Inc.			800	42,848

	Food-Wholesale/Distribution - 0.8%
	Supervalu, Inc.			1,300	44,876

	Funeral Services & Related Items - 1.4%
	Service Corp. International	*		5,800	43,210
	Stewart Enterprises, Inc. Cl. A	*		4,800	33,552
					76,762
	Gas-Distribution - 0.0%
	UGI Corp.			0	0

	Hospital Beds/Equipment - 0.9%
	Kinetic Concepts, Inc.	*		700	53,410

	Hotels & Motels - 0.5%
	Choice Hotels International, Inc. Inc.			500	29,000

	Human Resources - 1.1%
	Korn/Ferry International	*		2,900	60,175

	Identification Systems/Devices - 0.4%
	Checkpoint Systems, Inc.	*		1,200	21,660

	Industrial Automation/Robotics - 0.8%
	Nordson Corp.			1,100	44,077

	Instruments-Scientific - 1.6%
	PerkinElmer, Inc.			4,100	92,209

	Internet Applications Software - 0.7%
	Verity, Inc.	*		3,000	39,360

	Internet Content-Info/News - 1.3%
	InfoSpace, Inc.	*		800	38,040
	Jupitermedia Corp.	*		1,400	33,292
					71,332
	Internet Security - 3.4%
	CheckFree Corp.	*		1,700	64,736
	Internet Security Systems, Inc.	*		2,200	51,150
	McAfee, Inc.	*		2,500	72,325
					188,211
	Investment Management/Advisor Services - 0.9%
	National Financial Partners			1,300	50,440

	Leisure & Recreational Products - 1.1%
	Brunswick Corp.			1,200	59,400

	Machinery-Construction & Mining - 1.3%
	Joy Global, Inc.			1,000	43,430
	Terex Corp.	*		600	28,590
					72,020
	Machinery-Electrical - 0.9%
	Regal-Beloit Corp.			1,700	48,620

	Machinery-General Industry - 1.2%
	Gardner Denver, Inc.	*		800	29,032
	Middleby Corp.			800	40,576
					69,608
	Medical Labs & Testing Services - 1.1%
	Covance, Inc.	*		1,600	62,000

	Medical Laser Systems - 0.9%
	Lca-Vision, Inc.			2,250	52,628

	Medical-Biomedical/Genetics - 0.7%
	Invitrogen Corp.	*		600	40,278

	Medical-Drugs - 3.1%
	Cephalon, Inc.	*		800	40,704
	First Horizon Pharmaceutical Corp.	*		2,100	48,069
	OSI Pharmaceuticals, Inc.	*		200	14,970
	Pharmion Corp.	*		700	29,547
	Sepracor, Inc.	*		700	41,559
					174,849
	Medical-HMO - 0.8%
	Coventry Health Care, Inc.	*		800	42,464

	Medical-Hospitals - 0.4%
	Vca Antech, Inc.	*		1,200	23,520

	Medical-Nursing Homes - 1.0%
	Genesis Healthcare Corp.	*		1,600	56,048

	Medical-Outpatient/Home Medical Care - 2.1%
	Amedisys, Inc.	*		2,300	74,497
	Odyssey Healthcare, Inc.	*		3,000	41,040
					115,537
	Metal-Copper - 0.6%
	Southern Peru Copper Corp.			700	33,047

	Mining Services - 0.5%
	Compass Minerals International, Inc.			1,200	29,076

	Miscellaneous Manufacturing - 1.2%
	Armor Holdings, Inc.	*		1,400	65,828

	Multimedia - 0.8%
	Gemstar - TV Guide International, Inc.	*		7,800	46,176

	Office Furnishings-Original - 1.0%
	HNI Corp.			1,300	55,965

	Oil Companies-Exploration & Production - 2.6%
	Berry Petroleum Co. Cl. A			1,100	52,470
	Houston Exploration Co.	*		1,000	56,310
	Whiting Petroleum Corp.	*		1,300	39,325
					148,105
	Oil Field Machinery & Equipment - 3.1%
	Carbo Ceramics, Inc.			500	34,500
	Grant Prideco, Inc.	*		4,200	84,210
	Universal Compression Holdings, Inc.	*		1,600	55,856
					174,566
	Oil Refining & Marketing - 1.6%
	Giant Industries, Inc.	*		1,200	31,812
	Tesoro Petroleum Corp.	*		1,900	60,534
					92,346
	Oil-Field Services - 1.0%
	Cal Dive International, Inc.	*		1,400	57,050

	Optical Supplies - 3.0%
	Advanced Medical Optics, Inc.	*		700	28,798
	Bausch & Lomb, Inc.			600	38,676
	Oakley, Inc.			4,900	62,475
	Ocular Sciences, Inc.	*		800	39,208
					169,157
	Paper & Related Products - 1.7%
	Potlatch Corp.			1,100	55,638
	Temple-Inland, Inc.			600	41,040
					96,678
	Property/Casualty Insurance - 2.0%
	Berkley Corp.			1,700	80,189
	Landamerica Financial Group, Inc.			600	32,358
					112,547
	Retail-Apparel/Shoe - 2.0%
	Abercrombie & Fitch Co. Cl. A			1,100	51,645
	Charming Shoppes, Inc.	*		4,100	38,417
	Stein Mart, Inc.	*		1,300	22,178
					112,240
	Retail-Catalog Shopping - 1.0%
	Coldwater Creek, Inc.	*		1,850	57,110

	Retail-Convenience Store - 0.7%
	Seven-Eleven, Inc.	*		1,600	38,320

	Retail-Restaurants - 0.3%
	Brinker International, Inc.	*		500	17,535

	Savings & Loans/Thrifts-Southern US - 0.6%
	BankAtlantic Bancorp, Inc. Cl. A			1,300	25,870
	Harbor Florida Bancshares, Inc.			200	6,922
					32,792
	Semiconductor Components-Integrated Circuits - 1.4%
	Atmel Corp.	*		11,900	46,648
	Cypress Semiconductor Corp.	*		2,800	32,844
					79,492
	Steel Pipe & Tube - 0.6%
	Maverick Tube Corp.	*		1,100	33,330

	Steel-Producers - 0.8%
	Reliance Steel & Aluminum Co.			1,200	46,752

	Telecommunications Equipment - 1.3%
	Harris Corp.			700	43,253
	Tellabs, Inc.	*		3,200	27,488
					70,741
	Toys - 0.6%
	Hasbro, Inc.			1,700	32,946

	Transport-Air Freight - 1.1%
	CNF, Inc.			1,200	60,120

	Transport-Marine - 0.7%
	Omi Corp.			2,400	40,440

	Transport-Services - 1.3%
	Hub Group, Inc. Cl. A	*		900	46,998
	Pacer International, Inc.	*		1,300	27,638
					74,636
	Transport-Truck - 1.1%
	Overnite Corp.			1,600	59,584

	Trucking & Leasing - 0.7%
	Gatx Corp.			1,400	41,384

	TOTAL COMMON STOCK
	(Cost: $4,864,934)				5,518,387
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 2.1%
	Time Deposit - 2.1%
	HSBC Bank USA
	1.600%, 01/03/05
	( Cost: $116,692)			$ 116,692	$116,692

	TOTAL INVESTMENTS - 100.6%
	(Cost: $4,981,626)				5,635,079
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)				(34,869)
	NET ASSETS - 100.0%				$5,600,210

*	Non-income producing securities.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. CONVERTIBLE FUND
				Principal
				Amount	Value
	CONVERTIBLE CORPORATE BOND - 72.9%
	Aerospace/Defense-Equipment - 1.6%
	Gencorp, Inc. 144A	#
	2.250%, 11/15/24			555,000	$637,556

	Applications Software - 2.0%
	Actuant Corp.
	2.000%, 11/15/23			536,000	783,230

	Broadcast Services/Programming - 1.5%
	Liberty Media Group
	0.750%, 03/30/23			495,000	598,331

	Cable TV - 1.5%
	Echostar Communication Corp.
	5.750%, 05/15/08			561,000	577,129

	Casino Services - 1.4%
	Scientific Games Corp. 144A	#
	0.750%, 12/01/24			520,000	544,050

	Cellular Telecommunications - 4.6%
	Nextel Communications, Inc. Cl. A
	5.250%, 01/15/10			555,000	570,956
	Nextel Partners, Inc.
	1.500%, 11/15/08			265,000	690,987
	NII Holdings, Inc.
	3.500%, 09/15/33			286,000	553,410
					1,815,353
	Chemicals-Specialty - 1.6%
	Millennium Chemicals, Inc.
	4.000%, 11/15/23			125,000	287,344
	Millennium Chemicals, Inc. 144A	#
	4.000%, 11/15/23			145,000	333,319
					620,663
	Commercial Services-Finance - 1.0%
	Euronet Worldwide, Inc. 144A	#
	1.625%, 12/15/24			360,000	384,750

	Computers-Peripheral Equipment - 0.9%
	Synaptics, Inc. 144A	#
	0.750%, 12/01/24			360,000	349,650

	Cruise Lines - 1.4%
	Carnival Corp.
	0.000%, 10/24/21			585,000	565,256

	Data Processing/Management - 1.8%
	Acxiom Corp.
	3.750%, 02/15/09			482,000	703,118

	Diagnostic Equipment - 1.5%
	Cytyc Corp.
	2.250%, 03/15/24			495,000	600,188

	Diversified Manufacturing Operations - 3.5%
	Roper Industries, Inc.
	1.481%, 01/15/34			1,180,000	564,925
	Tyco International Group S.A.
	3.125%, 01/15/23			481,000	810,485
					1,375,410
	Drug Delivery Systems - 1.6%
	Johnson & Johnson
	0.000%, 07/28/20			730,000	639,663

	Electric-Integrated - 1.6%
	PPL Energy Supply LLC
	2.625%, 05/15/23			574,000	646,467

	Electronic Components-Semiconductors - 1.5%
	Advanced Micro Devices
	4.500%, 12/01/07			190,000	584,250

	Electronic Measure Instruments - 1.4%
	FLIR Systems, Inc.
	3.000%, 06/01/23			334,000	544,420

	Enterprise Software/Services - 1.6%
	Computer Associates International, Inc.
	1.625%, 12/15/09			387,000	640,969

	Finance-Auto Loans - 0.8%
	AmeriCredit Corp.
	1.750%, 11/15/23			215,000	307,450

	Hotels & Motels - 1.6%
	Hilton Hotels Corp.
	3.375%, 04/15/23			520,000	624,650

	Human Resources - 1.5%
	Manpower, Inc.
	0.000%, 08/17/21			840,000	589,050

	Instruments-Scientific - 1.6%
	Fisher Scientific International, Inc.
	2.500%, 10/01/23			422,000	629,835

	Medical-Drugs - 3.5%
	Celgene Corp.
	1.750%, 06/01/08			505,000	653,344
	Sepracor, Inc.
	0.000%, 12/15/10			344,000	713,800
					1,367,144
	Medical-HMO - 1.8%
	Sierra Health Services, Inc.
	2.250%, 03/15/23			226,000	693,255

	Medical-Outpatient/Home Medical Care - 1.0%
	Matria Healthcare, Inc.
	4.875%, 05/01/24			265,000	408,431

	Metal-Diversified - 1.5%
	Inco Ltd.
	0.000%, 03/29/21			592,000	595,700

	Networking Products - 1.5%
	Juniper Networks, Inc.
	0.000%, 06/15/08			384,000	574,560

	Oil & Gas Drilling - 1.5%
	Pride International, Inc.
	2.500%, 03/01/07			459,000	583,504

	Oil-Field Services - 1.5%
	Schlumberger, Ltd.
	1.500%, 06/01/23			520,000	572,000

	Optical Supplies - 3.2%
	Advanced Medical Optics
	2.500%, 07/15/24			605,000	660,963
	Bausch & Lomb, Inc.
	2.486%, 08/01/23			457,000	602,669
					1,263,632
	Pipelines - 1.2%
	Williams Companies, Inc.
	5.500%, 06/01/33			5,700	478,800

	Power Conversion/Supply Equipment - 1.2%
	Artesyn Technologies, Inc.
	5.500%, 08/15/10			274,000	467,170

	Printing-Commercial - 1.3%
	Bowne & Co., Inc.
	5.000%, 10/01/33			447,000	515,167

	Research & Development - 0.9%
	SFBC International, Inc. 144A	#
	2.250%, 08/15/24			285,000	350,194

	Retail-Apparel/Shoe - 0.9%
	Gap, Inc.
	5.750%, 03/15/09			279,000	371,419

	Retail-Building Products - 1.6%
	Lowe's Cos., Inc.
	0.000%, 02/16/20			670,000	640,687

	Retail-Music Store - 2.2%
	Guitar Center, Inc.
	4.000%, 07/15/13			531,000	860,884

	Rubber-Tires - 1.7%
	Goodyear Tire & Rubber Co. 144A	#
	4.000%, 06/15/34			460,000	662,400

	Telecommunications Equipment - 2.8%
	Comverse Technology, Inc.
	0.000%, 05/15/23			509,000	750,775
	Tekelec, Inc.
	2.250%, 06/15/08			290,000	371,925
					1,122,700
	Toys - 0.9%
	Hasbro, Inc.
	2.750%, 12/01/21			335,000	362,637

	Web Portals/ISP - 1.5%
	Yahoo, Inc.
	0.000%, 04/01/08			310,000	591,712

	Wireless Equipment - 3.7%
	RF Micro Devices, Inc.
	1.500%, 07/01/10			320,000	366,400
	American Tower Corp.
	3.000%, 08/15/12			500,000	566,875
	Crown Castle International Corp.
	4.000%, 07/15/10			307,000	544,541
					1,477,816
	TOTAL CONVERTIBLE CORPORATE BOND
	(Cost: $24,406,555)				28,721,250
				Principal
				Amount	Value
	CONVERTIBLE PREFERRED STOCK - 18.8%
	Auto-Cars/Light Trucks - 2.8%
	Ford Motor Co.
	6.500%, 01/15/32			11,842	$625,139
	General Motors Corp.
	6.250%, 07/15/33			18,115	482,946
					1,108,085
	Cellular Telecommunications - 1.5%
	Alamosa Holdings, Inc.
	7.500%, 07/31/13			610	578,470

	Coal - 1.6%
	Arch Coal, Inc.
	5.000%, 12/31/49			7,195	654,745

	Electric-Generation - 1.7%
	AES Trust III
	6.750%, 10/15/29			13,843	683,152

	Finance-Credit Card - 1.7%
	Capital One Financial Corp.
	6.250%, 05/17/05			11,711	660,969

	Financial Guarantee Insurance - 1.5%
	PMI Group, Inc.
	5.875%, 11/15/06			22,550	596,222

	Medical-Drugs - 1.5%
	Schering-Plough Corp.	*
	6.000%, 09/14/07			10,391	582,935

	Office Automation & Equipment - 1.6%
	Xerox Corp.
	6.250%, 07/01/06			4,200	620,802

	Oil Companies-Exploration & Production - 0.5%
	Chesapeake Energy Corp.	##
	5.000%, 12/31/49			1,550	189,643

	Oil Companies-Integrated - 1.4%
	Amerada Hess Corp.
	7.000%, 12/01/06			7,455	551,297

	Reinsurance - 1.0%
	Platinum Underwriters Holdings, Inc.
	7.000%, 11/16/05			12,920	395,675

	Steel-Producers - 1.0%
	U.S. Steel Corp.
	7.000%, 06/15/06			2,423	404,641

	Telecommunications Equipment Fiber Optics - 1.0%
	Corning, Inc.
	7.000%, 08/16/05			653	392,698

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost: $5,783,806)				7,419,334
				Number
				of Shares	Value
	COMMON STOCK - 6.1%
	Electronics-Military - 1.2%
	L-3 Communications Holdings, Inc.			6,684	$489,536

	Medical-HMO - 1.5%
	Wellpoint, Inc.	*		5,303	609,845

	Multi-line Insurance - 0.8%
	Prudential Financial, Inc.			5,675	311,898

	Retail-Major Department Stores - 1.6%
	JC Penney Co., Inc.			15,178	628,369

	Therapeutics - 1.0%
	Gilead Sciences, Inc.	*		10,908	381,671

	TOTAL COMMON STOCK
	(Cost: $1,700,946)				2,421,319
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 2.1%
	Money Market Funds - 0.2%
	Federated Prime Obligations Fund			$ 62,250	$62,250

	Time Deposit - 1.9%
	Wells Fargo Bank
	1.600%, 01/03/05			750,184	750,184

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $812,434)				812,434

	TOTAL INVESTMENTS - 99.9%
	(Cost: $32,703,741)				39,374,337
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%				29,698
	NET ASSETS - 100.0%				$39,404,035

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain conditions for public sale may exist. Total Market Value of 144A Securities
	owned at December 31, 2004 was $3,261,919 or 8.28% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	GLOBAL SELECT FUND
				Number
				of Shares	Value
	COMMON STOCK - 97.9%
	Canada - 1.2%
	Alcan, Inc.			33,300	$1,633,032

	France - 3.4%
	JC Decaux S.A.	*		46,819	1,366,960
	Sanofi - Synthelabo S.A.			23,456	1,874,695
	Vivendi Universal S.A.	*		47,493	1,516,394
					4,758,049
	Germany - 5.0%
	Adidas Salomon AG			6,639	1,071,607
	BASF AG			29,203	2,103,791
	Hypo Real Estate Holding AG	*		28,149	1,166,977
	SAP AG			9,022	1,611,378
	Siemens AG			13,638	1,156,366
					7,110,119
	Hong Kong - 5.2%
	Cheung Kong (Holdings), Ltd.			104,000	1,040,308
	Dickson Concepts International, Ltd.			1,054,950	1,425,113
	Hong Kong & Shanghai Hotels, Ltd.			1,069,000	955,852
	Jardine Matheson Holdings Ltd.			72,000	1,144,800
	Lifestyle International Holdings Ltd.			506,000	748,646
	New World Development Co., Ltd.			795,000	889,845
	Sino Land Company, Ltd.			1,147,000	1,136,272
					7,340,836
	Indonesia - 1.0%
	Indosat Tbk PT			2,231,000	1,381,982

	Ireland - 2.3%
	Anglo Irish Bank Corp. PLC			74,918	1,822,798
	CRH PLC			53,695	1,441,452
					3,264,250
	Israel - 1.1%
	Teva Pharmaceutical Industries, Ltd. - ADR	##		53,900	1,609,454

	Italy - 0.5%
	Geox SpA	*		100,626	782,358

	Japan - 7.8%
	Ajinomoto Co., Inc.			87,000	1,035,815
	Fuji Fire & Marine Insurance			426,000	1,388,543
	Hokuhoku Financial Group, Inc.			431,000	1,177,711
	JSR Corp.			52,900	1,158,978
	Mitsubishi Tokyo Financial Group, Inc.			160	1,623,890
	Mizuho Financial Group, Inc.			288	1,450,259
	Nippon Electric Glass Co.			43,000	1,099,444
	NTT Urban Development Corp.	*		230	1,007,807
	Pioneer Corp.			57,600	1,124,232
					11,066,679
	Luxembourg - 0.6%
	Millicom International Cellular S.A.	*		37,000	841,010

	Malaysia - 3.1%
	Astro All Asia Networks PLC	*		771,200	1,095,916
	Commerce Asset - Holding Berhad			834,300	1,031,897
	Telekom Malaysia Berhad			403,800	1,232,653
	Tenaga Nasional Berhad			360,900	1,035,213
					4,395,679
	Mexico - 1.4%
	America Movil S.A. de CV - Ser L - ADR			37,500	1,963,125

	Morocco - 0.6%
	Maroc Telecom	*		72,301	826,494

	Netherlands - 2.4%
	ING Groep NV			50,374	1,524,161
	Royal Numico NV	*		50,192	1,809,969
					3,334,130
	Philippines - 0.6%
	Philippine Long Distance Telephone Co. - ADR	*		35,700	890,001

	South Korea - 1.1%
	LG Electronics, Inc.	*		25,640	1,587,639

	Switzerland - 5.0%
	Novartis AG			33,864	1,706,453
	SGS Societe Generale de Surveillance Holding S.A.			1,442	1,010,072
	Swiss Life Holding	*		6,913	1,006,157
	Synthes, Inc.	*		12,056	1,351,807
	UBS AG			23,864	2,001,084
					7,075,573
	Thailand - 0.8%
	TelecomAsia Corp. Public Co., Ltd.	*		5,298,800	1,104,769

	United Kingdom - 5.7%
	HSBC Holdings PLC (HK Registered)			82,000	1,403,116
	Man Group PLC			46,528	1,314,924
	Morrison Supermarkets			519,701	2,065,392
	Rank Group PLC			273,229	1,384,871
	Royal Bank of Scotland Group PLC			56,254	1,892,196
					8,060,499
	United States - 49.1%
	Advanced Auto Parts, Inc.	*		26,200	1,144,416
	Allscripts Healthcare Solutions, Inc.	*##		91,900	980,573
	American Healthways, Inc.	*		37,800	1,248,912
	American International Group, Inc.			38,600	2,534,862
	ANSYS, Inc.	*##		26,000	833,560
	Apple Computer, Inc.	*		21,000	1,352,400
	Autodesk, Inc.	##		34,600	1,313,070
	Burlington Resources, Inc.			33,100	1,439,850
	Carter's, Inc.	*		33,700	1,145,463
	Century Aluminum Co.	*##		45,000	1,181,700
	Citrix Systems, Inc.	*##		56,300	1,381,039
	Coach, Inc.	*		24,400	1,376,160
	ConocoPhillips			13,400	1,163,522
	Dell, Inc.	*		54,700	2,305,058
	Dow Chemical Co.			28,300	1,401,133
	Exxon Mobil Corp.			59,700	3,060,222
	Freescale Semiconductor-B	*		51,902	952,921
	General Electric Co.			86,100	3,142,650
	Gilead Sciences, Inc.	*		60,300	2,109,897
	Halliburton Co.			35,500	1,393,020
	Inamed Corp.	*##		18,400	1,163,800
	Intel Corp.			68,600	1,604,554
	ITT Industries, Inc.			19,000	1,604,550
	Jabil Circuit, Inc.	*##		51,700	1,322,486
	Kinetic Concepts, Inc.	*##		27,300	2,082,990
	Las Vegas Sands Corp.	*##		14,915	715,920
	McAfee, Inc.	*		38,700	1,119,591
	McDonalds Corp.			45,600	1,461,936
	Microsoft Corp.			115,600	3,087,676
	Morgan Stanley Dean Witter & Co.			24,700	1,371,344
	Nabors Industries, Ltd.	*		20,200	1,036,058
	News Corp. Cl. B	##		91,800	1,762,560
	PETsMART, Inc.	##		41,500	1,474,495
	Praxair, Inc.			46,900	2,070,635
	QUALCOMM, Inc.			31,600	1,339,840
	Quiksilver, Inc.	*##		50,000	1,489,500
	Symantec Corp.	*		41,400	1,066,464
	Texas Instruments, Inc.			64,300	1,583,066
	TIBCO Software, Inc.	*		82,900	1,105,886
	Time Warner, Inc.	*		105,300	2,047,032
	Transocean Sedco Forex, Inc.	*		47,800	2,026,242
	Turbochef Technologies, Inc.	*##		30,866	706,214
	Tyco International, Ltd.			64,100	2,290,934
	Williams Cos., Inc.			64,972	1,058,394
	Zimmer Holdings, Inc.	*		18,600	1,490,232
					69,542,827
	TOTAL COMMON STOCK
	(Cost: $116,758,280)				138,568,505
				Number
				of Shares	Value
	EQUITY-LINKED SECURITIES - 1.2%
	Taiwan - 1.2%
	Credit Suisse FB Taiwan Hon Hai Precision Industry Co., Ltd.
	(Cost: $1,415,658)			359,781	$1,669,024
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 7.0%
	Money Market Funds - 6.6%
	Federated Prime Obligations Fund		**	$ 9,396,543	$9,396,543

	Time Deposits - 0.4%
	Citibank Nassau
	1.600%, 01/03/05			569,465	569,465

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $9,966,008)				9,966,008
	TOTAL INVESTMENTS - 106.1%
	(Cost: $128,139,946)				150,203,537
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1%)				(8,661,316)
	NET ASSETS - 100.0%				$141,542,221

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.
ADR -	American Depository Receipt

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	INTERNATIONAL GROWTH FUND
				Number
				of Shares	Value
	COMMON STOCK - 98.5%
	Australia - 2.2%
	Aristocrat Leisure Ltd.			167,793	$1,308,753
	WMC Resources, Ltd.			205,619	1,163,754
					2,472,507
	Belgium - 1.1%
	Interbrew			31,460	1,220,428

	Brazil - 1.0%
	Empresa Brasiliera de Aeronautica S.A. - ADR			34,800	1,163,712

	Canada - 5.1%
	ATI Technologies, Inc.	*		48,900	948,171
	Cameco Corp.			34,800	1,218,428
	Fording Canadian Coal Trust			14,100	1,087,815
	Precision Drilling Corp.	*		20,800	1,306,240
	Suncor Energy, Inc.			33,100	1,171,339
					5,731,993
	Finland - 2.1%
	Nokia Corp. - ADR			78,000	1,222,260
	Stora Enso OYJ R Shares			72,800	1,115,205
					2,337,465
	France - 6.8%
	Alcatel S.A. Cl. A	*		115,482	1,797,294
	France Telecom S.A.	*		61,801	2,046,313
	Sanofi - Synthelabo S.A.			29,825	2,383,730
	Vivendi Universal S.A.	*		46,474	1,483,858
					7,711,195
	Germany - 9.3%
	Adidas Salomon AG			7,534	1,216,070
	Bayer AG			55,880	1,894,315
	Bayer Vereinsbank	*		55,029	1,249,129
	Deutsche Telekom AG	*		83,924	1,899,327
	Merck KGaA			17,956	1,235,467
	Metro AG			22,263	1,225,267
	SAP AG - ADR			39,800	1,759,558
					10,479,133
	Greece - 1.0%
	Hellenic Telecommunications Organization S.A.			61,630	1,107,447

	Hong Kong - 6.2%
	Esprit Holdings, Ltd.			475,000	2,872,232
	Hutchison Whampoa, Ltd.			186,000	1,740,901
	New World Development Co., Ltd.			1,057,000	1,183,102
	Sino Land Company, Ltd.			1,220,000	1,208,589
					7,004,824
	Indonesia - 1.0%
	PT Indosat - ADR	##		35,500	1,106,890

	Italy - 4.6%
	ENI SpA			68,919	1,725,552
	Mediobanca SpA			112,420	1,819,930
	Saipem SpA			137,682	1,656,227
					5,201,709
	Japan - 17.3%
	Asahi Glass Co., Ltd.			112,300	1,238,402
	Canon, Inc.			22,400	1,208,861
	Fuji Photo Film Co., Ltd.			46,700	1,704,479
	Japan Tobacco, Inc.			138	1,575,681
	Mitsubishi Estate	##		148,000	1,733,190
	Mizuho Financial Group, Inc.			441	2,220,709
	Shin-Etsu Chemical Co., Ltd.			33,800	1,385,381
	SMC Corp.			9,900	1,133,278
	Sumitomo Corp.			160,000	1,380,306
	Sumitomo Mitsui Financial Group			326	2,370,157
	Tokyo Gas Co., Ltd.			276,000	1,131,258
	Toppan Printing Co., Ltd.			115,000	1,276,032
	Yamanouchi Pharmaceutical Co., Ltd.			31,300	1,218,766
					19,576,500
	Malaysia - 2.2%
	Genting Berhad			209,900	1,049,500
	Telekom Malaysia Berhad			473,800	1,446,337
					2,495,837
	Mexico - 3.5%
	America Movil S.A. de CV - Ser L - ADR			76,200	3,989,070

	Netherlands - 4.3%
	ASM International NV	*		52,133	860,971
	ING Groep NV			40,187	1,215,934
	Royal Numico NV	*		53,399	1,925,616
	Vedior NV			54,395	886,498
					4,889,019
	Philippines - 1.1%
	Philippine Long Distance Telephone Co. - ADR	*		49,200	1,226,556

	Republic Of China - 1.6%
	China Telecom Corp. Ltd. - ADR			32,800	1,207,040
	PetroChina Co., Ltd. - Ser H			1,036,000	553,141
					1,760,181
	Singapore - 2.0%
	DBS Group Holdings, Ltd.			114,000	1,124,357
	Singapore Telecommunications			781,000	1,138,679
					2,263,036
	South Korea - 2.6%
	Daewoo Shipbuilding & Marine			56,600	842,002
	LG Electronics, Inc.	*		33,180	2,054,519
					2,896,521
	Spain - 1.1%
	Banco Bilbao Vizcaya Argentaria S.A.			69,512	1,233,019

	Switzerland - 5.1%
	Holcim Ltd.-Reg			19,386	1,167,831
	Novartis AG			22,793	1,148,570
	Swiss Life Holding	*		11,369	1,654,709
	UBS AG			21,744	1,823,314
					5,794,424
	Taiwan - 1.2%
	Asustek Computer, Inc. - GDR 144A	#		498,410	1,305,834

	Thailand - 1.5%
	TelecomAsia Corp. Public Co., Ltd.	*##		7,901,800	1,647,480

	United Kingdom - 14.6%
	Aegis Group PLC			556,501	1,153,900
	Carnival PLC			39,438	2,406,287
	easyJET PLC	*		456,565	1,645,740
	Lloyds TSB Group PLC			135,582	1,231,237
	Man Group PLC			82,937	2,343,877
	Morrison Supermarkets			565,062	2,245,665
	Rank Group PLC			271,600	1,376,614
	Royal Bank of Scotland Group PLC			61,512	2,069,058
	Taylor Woodrow			178,085	929,983
	United Business Media PLC			121,340	1,118,211
					16,520,572
	TOTAL COMMON STOCK
	(Cost: $92,780,630)				111,135,352
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 3.2%
	Money Market Funds - 2.3%
	Federated Prime Obligations Fund	**		2,597,750	$2,597,750

	Time Deposits - 0.9%
	Citibank Nassau
	1.600%, 01/03/05			1,046,777	1,046,777

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $3,644,527)				3,644,527
	TOTAL INVESTMENTS - 101.7%
	(Cost: $96,425,157)				114,779,879
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%)				(1,949,771)
	NET ASSETS - 100.0%				$112,830,108

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain conditions for public sale may exist. Total Market Value of 144A Securities
	owned at December 31, 2004 was $1,305,834 or 1.16% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.
ADR-	American Depository Receipt
GDR -	Global Depository Receipt

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	INTERNATIONAL GROWTH OPPORTUNITIES FUND
				Number
				of Shares	Value
	COMMON STOCK - 98.6%
	Austria - 2.4%
	Erste Bank Der Oester Spark AG			24,560	$1,311,959
	Wienberger AG			26,454	1,263,910
					2,575,869
	Belgium - 5.0%
	AGfa Gevaer NV			41,982	1,424,318
	Barco New NV			9,679	895,278
	Colruyt S.A.			6,300	1,024,168
	Mobistar S.A.	*		11,310	1,059,977
	SBS Broadcasting S.A.	*##		23,800	957,474
					5,361,215
	Canada - 5.3%
	Ace Aviation Holdings Inc.-A	*		43,200	1,281,776
	Agf Management, Ltd. Cl. B			31,103	459,478
	Ing Canada Inc.	*		27,800	680,063
	IPSO, Inc.			26,700	1,277,116
	Precision Drilling Corp.	*		16,200	1,017,360
	Rona, Inc.	*		26,500	902,391
					5,618,184
	Columbia - 1.3%
	Banco Latinoamericano de Exportaciones S.A.			70,600	1,407,764

	Denmark - 2.7%
	GN Store Nord AS			122,500	1,320,682
	H. Lundbeck A/S	##		36,000	802,551
	Jyske Bank-Reg	*##		18,900	711,442
					2,834,675
	Finland - 2.2%
	Nokian Renkaat OYJ			10,480	1,592,584
	Tietoenator OYJ			21,720	690,836
					2,283,420
	France - 6.6%
	Elior			126,302	1,438,645
	Gemplus International S.A.	*		606,124	1,408,825
	Geophysique Cie Generale	*##		18,400	1,269,268
	Ipsos			2,511	262,807
	JC Decaux S.A.	*		38,356	1,119,868
	Neopost S.A.			19,627	1,525,982
					7,025,395
	Germany - 6.2%
	GPC Biotech AG	*		24,157	345,757
	Heidelberger Druckmaschin	*		42,066	1,429,455
	Hypo Real Estate Holding AG	*		60,349	2,501,896
	Schwarz Pharma AG			24,757	1,120,577
	Stada Arzneimittel AG			45,600	1,232,818
					6,630,503
	Greece - 1.8%
	Cosmote Mobile Communications S.A.- Reg			43,070	861,752
	Germanos S.A.			36,610	1,084,815
					1,946,567
	Hong Kong - 2.9%
	Dah Sing Financial	##		72,000	558,107
	Hong Kong & Shanghai Hotels, Ltd.			710,000	634,850
	New World Development Co., Ltd.			1,019,000	1,140,569
	Wing Hang Bank, Ltd.			112,500	788,819
					3,122,345
	Ireland - 3.5%
	Anglo Irish Bank Corp. PLC			92,700	2,255,444
	Grafton Group PLC	*		75,800	824,249
	Kerry Group A			28,163	677,566
					3,757,259
	Italy - 3.4%
	Buzzi Unicem SpA			68,752	1,003,665
	Fastweb	*		20,400	1,175,142
	Geox SpA	*		77,000	598,668
	Saipem SpA			73,044	878,673
					3,656,148
	Japan - 18.4%
	Bank of Fukuoka, Ltd.	##		191,000	1,258,173
	Circle K Sunkus Co. Ltd.	*		27,200	699,444
	Familymart Co., Ltd.			23,900	696,218
	Fuji Fire & Marine Insurance			314,000	1,023,480
	Funai Electric Co., Ltd.	##		6,700	831,697
	Hiroshima Bank Ltd.			136,000	719,352
	Hokuhoku Financial Group, Inc.			555,000	1,516,541
	Hokuto Corp.			31,500	573,007
	Japan General Estate Co., Ltd.			51,000	586,298
	JSR Corp.			47,000	1,029,716
	Kinden Corp.			115,000	859,666
	Komeri Co., Ltd.			36,800	1,001,971
	Marubeni Corp.			378,000	1,047,643
	Mitsui Mining & Smelting Co.			231,000	1,018,952
	Nippon Electric Glass Co.			42,000	1,073,875
	NTT Urban Development Corp.	*		171	749,283
	Pioneer Corp.			55,900	1,091,051
	Sega Sammy Holdings, Inc.	*##		18,200	999,961
	Shima Seiki Manufacturing, Ltd.			24,600	849,849
	Taiheiyo Cement Corp.	##		359,000	893,383
	Teijin, Ltd.			248,000	1,076,998
					19,596,558
	Luxembourg - 1.0%
	Millicom Intl Cellular S.A.	*		44,700	1,016,031

	Malaysia - 0.7%
	Commerce Asset - Holding Berhad			595,800	736,911

	Netherlands - 2.2%
	Aalberts Industries			23,800	1,154,900
	ASM International NV	*		34,534	570,325
	Vedior NV			39,718	647,300
					2,372,525
	Norway - 5.7%
	Frontline, Ltd.			15,350	683,022
	Golar LNG, Ltd.	*##		69,700	1,015,582
	Golden Ocean Group Ltd.	*		46,050	28,892
	Ship Finance International, Ltd.			2,740	56,225
	Smedvig ASA	##		88,600	1,488,455
	Storebrand ASA			150,800	1,456,548
	Tandberg ASA			104,000	1,292,133
					6,020,857
	Singapore - 2.4%
	Hi-P International, Ltd.			834,000	858,319
	Keppel Corp., Ltd.			221,000	1,164,298
	Magnecomp International Ltd.			1,051,000	534,385
					2,557,002
	South Korea - 0.9%
	Industrial Bank of Korea			126,880	889,827

	Spain - 5.9%
	Antena 3 De Television S.A.	*		19,840	1,433,324
	Cortefiel S.A.			91,900	1,454,012
	Fadesa Inmobiliaria SA	*		68,400	1,324,861
	Iberia Lineas Aereas de Espana S.A.			250,300	867,562
	Red Electrica De Espana S.A.	##		51,000	1,143,809
					6,223,568
	Sweden - 2.9%
	Eniro AB			218,200	2,232,763
	Nobel Biocare Holding AG			4,970	900,378
					3,133,141
	Switzerland - 3.9%
	Baloise Holding, Ltd.			27,111	1,251,717
	Geberit AG-Reg			1,268	927,778
	SGS Societe Generale de Surveillance Holding S.A.			1,900	1,330,886
	Ypsomed Holding AG	*		8,100	690,968
					4,201,349
	United Kingdom - 11.3%
	BPB Industries PLC			140,051	1,272,493
	Burberry Group PLC			117,849	907,296
	Close Brothers Group PLC			56,644	798,775
	Cobham PLC			49,300	1,170,834
	De Vere Group PLC			114,062	1,029,242
	Hmv Group PLC			277,306	1,384,239
	Kesa Electricals PLC			213,947	1,160,388
	Man Group PLC			37,923	1,071,739
	Rank Group PLC			252,000	1,277,271
	Taylor Nelson Sofres PLC			238,400	1,034,411
	Taylor Woodrow			182,000	950,427
					12,057,115
	TOTAL COMMON STOCK
	(Cost: $79,321,627)				105,024,228
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 10.2%
	Money Market Funds - 9.4%
	Federated Prime Obligations Fund	**		$ 10,014,101	$10,014,101

	United States - 0.8%
	HSBC Bank USA
	1.600%, 01/03/05			872,651	872,651

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $10,886,752)				10,886,752
	TOTAL INVESTMENTS - 108.8%
	(Cost: $90,208,379)				115,910,980
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8%)				(9,371,426)
	NET ASSETS - 100.0%				$106,539,554

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	EMERGING COUNTRIES FUND
				Number
				of Shares	Value
	COMMON STOCK - 97.1%
	Brazil - 8.5%
	Banco Bradesco S.A. - ADR			9,000	$225,540
	Banco Itau S.A. - ADR			2,100	157,857
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar - ADR			5,200	133,120
	Companhia de Bebidas das Americas - ADR			7,800	220,974
	Companhia de Saneamento Basico do Estado de Sal Paulo			1,393,000	82,578
	Companhia Vale Do Rio Doce - ADR			4,000	97,520
	Empresa Brasiliera de Aeronautica S.A. - ADR			2,500	83,600
	Petroleo Brasileiro S.A. - ADR			4,700	170,187
	Petroleo Brasileiro S.A. - ADR			12,000	477,360
	Tele Norte Leste Participacoes S.A. - ADR			10,500	177,135
	Tim Participacoes S.A. - ADR			4,222	65,103
	Uniao de Bancos Brasileiros S.A. - ADR			4,900	155,428
	Votorantim Celulose e Papel S.A. - ADR			9,250	149,850
					2,196,252
	Columbia - 1.0%
	Banco Latinoamericano de Exportaciones S.A.			13,600	271,184

	Czech Republic - 0.7%
	Komercni Banka A.S.			1,165	170,078

	Egypt - 0.6%
	Egyptian Mobile Phone			3,300	70,621
	Orascom Telecom Holding	*		1,798	75,519
					146,140
	India - 2.3%
	India Tobacco, Ltd. - GDR 144A	#		10,000	301,310
	Reliance Industries-Spons. - GDR 144A	#		10,968	281,000
					582,310
	Indonesia - 3.1%
	Bank Central Asia PT			893,700	286,427
	Bank Mandiri			1,143,100	237,056
	Telekomunikasi TBK PT			508,400	264,264
					787,747
	Israel - 1.9%
	Bank Hapoalim, Ltd.			89,900	303,204
	Teva Pharmaceutical Industries, Ltd. - ADR			6,700	200,062
					503,266
	Malaysia - 5.0%
	AMMB Holdings Berhad			281,320	241,343
	Astro All Asia Networks PLC	*		183,500	260,763
	Commerce Asset - Holding Berhad			250,600	309,953
	IOI Corp. Berhad			89,600	224,000
	Tenaga Nasional Berhad			92,900	266,476
					1,302,535
	Mexico - 8.9%
	America Movil S.A. de CV - Ser L - ADR			8,800	460,680
	Cemex S.A de CV - ADR			4,700	171,174
	Coca-Cola Femsa S.A. de CV - Ser L - ADR			4,600	109,296
	Empresas Ica S.A. - ADR	*		3,100	7,595
	Empresas Ica Soc Controladora	*		344,100	132,738
	Grupo Carso S.A. De CV - Ser. A			53,100	285,817
	Grupo Elektra S.A.			46,200	428,968
	Grupo Financiero Banorte S.A. de C.V.			22,900	144,216
	Grupo Telavisa S.A. - ADR			3,700	223,850
	Telefonos de Mexico S.A. de CV (Telmex) - ADR			8,900	341,048
					2,305,382
	Philippines - 0.9%
	Philippine Long Distance Telephone Co.	*		9,600	232,624

	Poland - 1.9%
	Bank Pekao S.A.			1,700	78,320
	Bank Zachodni Wbk S.A.			2,336	75,647
	BRE Bank S.A.	*		1,971	75,013
	Orbis S.A.			8,377	69,356
	Softbank S.A. - GDR	*		5,597	52,108
	Telekomunikacja Polska S.A.			22,500	148,728
					499,172
	Republic Of China - 6.5%
	Aluminum Corp. of China, Ltd.			694,300	410,897
	China Mobile Hong Kong, Ltd.			101,300	343,414
	China Mobile Hong Kong, Ltd. - ADR			7,800	133,848
	China Petroleum & Chemical Corp.			925,600	378,090
	Denway Motors, Ltd.			599,300	213,961
	Huaneng Power International, Inc. - Ser. H			249,700	186,327
					1,666,537
	Russian Federation - 3.4%
	JSC Scientific Production Corp. Irkut	*		287,796	166,634
	LUKOIL Oil Co. - ADR			2,200	267,960
	North-West Telecom			100,004	52,502
	RAO Unified Energy System - Reg - GDR			2,491	70,744
	Red October			1,582	13,052
	Sibirtelecom			1,256,968	72,841
	Slavneft-Megionneftgas	*		7,550	151,000
	Uralelektromed	*		1,582	80,682
					875,415
	South Africa - 11.5%
	African Bank Investment, Ltd.			148,599	482,691
	Edgars Consolidated Stores, Ltd.			9,287	498,246
	FirstRand			85,392	202,349
	Foshini, Ltd.			13,341	94,722
	Harmony Gold Mining Co., Ltd.	##		4,281	38,906
	Harmony Gold Mining Co., Ltd. - ADR			21,026	194,911
	Impala Platinum Holdings, Ltd.			2,200	187,051
	Kumba Resources, Ltd.			56,704	442,862
	Metropolitan Holdings, Ltd.			52,189	100,974
	Old Mutual PLC			35,471	90,035
	Reunert, Ltd.			14,239	94,779
	Sasol, Ltd.			13,544	290,894
	Standard Bank Group Ltd.			22,391	261,518
					2,979,938
	South Korea - 18.7%
	Hynix Semiconductor Inc.	*		25,690	289,112
	Hyundai Motor Co., Ltd.			5,490	294,335
	Kookmin Bank	*		5,548	217,054
	Kookmin Bank - Spon. ADR	*		3,700	144,596
	LG Electronics, Inc.	*		6,580	407,436
	LG Home Shopping, Inc.			4,619	285,564
	Ncsoft Corp.			3,118	252,404
	Pohang Iron & Steel Co., Ltd.			1,750	316,123
	Samsung Electronics Co., Ltd.			3,167	1,378,220
	Samsung Electronics Co., Ltd. - GDR			700	153,300
	Shinhan Financial Group Co., Ltd.			20,960	473,787
	Shinsegae Co., Ltd.			980	269,330
	SK Telecom Co., Ltd.			630	119,890
	SK Telecom Co., Ltd. - ADR			10,300	229,175
					4,830,326
	Taiwan - 14.5%
	Asustek Computer, Inc. - GDR 144A	#		175,299	459,283
	Cathay Financial Holding Co., Ltd.			190,000	389,713
	Chinatrust Financial Holding			216,986	259,507
	Compeq Manufacturing Co., Ltd.	*		634,000	210,066
	Formosa Plastics Corp.			145,534	250,287
	Fubon Financial Holding Corp.			385,000	394,841
	Optimax Technology Corp.			117,396	300,066
	Phoenix Precision Tech Corp.			317,104	187,120
	Siliconware Precision Industries Co.			381,400	315,326
	Taiwan Semiconductor Manufacturing Co., Ltd.			375,888	599,001
	Taiwan Styrene Monomer Corp.			198,400	151,508
	United Microelectronics Corp.	*		360,342	233,102
					3,749,820
	Thailand - 4.4%
	Bangkok Bank Pub Co.-for Reg			95,000	278,765
	Krung Thai Bank, Ltd.			1,276,400	295,691
	Quality Houses Public Co., Ltd.			457,730	13,785
	TelecomAsia Corp. Public Co., Ltd.	*		1,954,800	407,565
	Thai Oil Pcl-Frgn	*		104,700	137,444
					1,133,250
	Turkey - 2.1%
	Akcansa Cimento A.S.	*		28,373,000	100,152
	Hurriyet Gazetecilik ve Matbaacilik A.S.			74,600,000	175,920
	Turkiye Garanti Bankasi A.S.	*		81,025,000	255,963
					532,035
	United Kingdom - 1.2%
	BHP Billiton, Ltd.			27,181	318,428

	TOTAL COMMON STOCK
	(Cost: $16,889,730)				25,082,439
				Number
				of Shares	Value
	PREFERRED STOCK - 5.2%
	Brazil - 4.2%
	All America Latina Logistica	*		9,800	$291,491
	Banco Bradesco S.A.			6,789	164,178
	Caemi Mineracao E Metal	*		117,900	101,209
	Centrais Eletricas Brasileiras S.A. - Eletrobras Cl. B			5,600,000	82,651
	Tele Sudeste Celular Participacoes S.A.			8,599,486	20,366
	Telemar Norte Leste S.A.			6,900	175,488
	Usinas Siderurgicas de Minas Gerais - Ser A			11,800	239,688
					1,075,071
	Russian Federation - 0.5%
	Surgutneftegaz - ADR			2,400	130,200

	South Korea - 0.5%
	Hyundai Motor Co., Ltd.			4,270	128,075

	TOTAL PREFERRED STOCK
	(Cost: $717,339)				1,333,346
				Number
				of Shares	Value
	EQUITY-LINKED SECURITIES - 3.0%
	India - 2.3%
	UBS AG London Bharat Petroleum Corp. - 02/21/05			22,335	$235,768
	UBS AG Satyam Computers Services, Ltd. - 01/10/05			37,871	357,086
					592,854
	Taiwan - 0.7%
	Credit Suisse FB United Microelectronics Corp. - 01/26/07			303,339	196,260

	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $528,138)				789,114
				Number
				of Shares	Value
	RIGHTS - 0.0%
	Brazil - 0.0%
	Banco Bradesco SA	*
	( Cost: $228)			249	$2,255
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 1.8%
	Money Market Funds - 0.5%
	Federated Prime Obligations Fund	**		$ 135,850	$135,850

	Time Deposits - 1.3%
	Wells Fargo Bank
	1.600%, 01/03/05			322,368	322,368

	TOTAL SHORT TERM INVESTMENTS
	(Cost: $458,218)				458,218
	TOTAL INVESTMENTS - 107.1%
	(Cost: $18,593,653)				27,665,372
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1%)				(1,843,045)
	NET ASSETS - 100.0%				$25,822,327

*	Non-income producing securities.
**	All of the security is purchased with cash collateral proceeds from securities loans.
#	144A Security. Certain conditions for public sale may exist. Total Market Value of 144A Securities
	owned at December 31, 2004 was $1,041,593 or 4.03% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 12/31/04.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	EMERGING MARKETS OPPORTUNITIES FUND
				Number
				of Shares	Value
	COMMON STOCK - 82.5%
	Brazil - 6.4%
	Banco Bradesco S.A. - ADR			5,400	$135,324
	Banco Itau S.A. - ADR			400	30,068
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar - ADR			3,200	81,920
	Companhia de Bebidas das Americas - ADR			3,100	87,823
	Companhia de Saneamento Basico do Estado de Sal Paulo			530,000	31,419
	Natura Cosmeticos S.A.			4,200	122,553
	Petroleo Brasileiro S.A. - ADR			1,500	59,670
	Tele Norte Leste Participacoes S.A. - ADR			2,900	48,923
	Tim Participacoes S.A. - ADR			1,620	24,980
	Votorantim Celulose e Papel S.A. - ADR			3,500	56,700
					679,380
	Columbia - 1.0%
	Banco Latinoamericano de Exportaciones S.A.			5,200	103,688

	Egypt - 0.5%
	Egyptian Mobile Phone			1,200	25,680
	Orascom Telecom Holding	*		676	28,393
					54,073
	Hungary - 0.2%
	Borsodchem Rt			2,257	23,091

	India - 3.3%
	India Tobacco, Ltd. - GDR 144A	#		3,900	117,511
	Reliance Industries-Spons. - GDR 144A	#		4,172	106,887
	Satyam Computer Services, Ltd. - ADR			5,200	125,476
					349,874
	Indonesia - 3.0%
	Bank Central Asia PT			340,000	108,969
	Bank Mandiri			506,000	104,934
	Telekomunikasi TBK PT			193,500	100,580
					314,483
	Israel - 1.2%
	Agis Industries (1983), Ltd.			2,573	73,259
	Bank Hapoalim, Ltd.			15,045	50,742
					124,001
	Malaysia - 3.6%
	AMMB Holdings Berhad			107,100	91,881
	Astro All Asia Networks PLC	*		69,800	99,189
	Commerce Asset - Holding Berhad			95,300	117,871
	IOI Corp. Berhad			28,000	70,000
					378,941
	Mexico - 8.4%
	Coca-Cola Femsa S.A. de CV - Ser L - ADR			1,700	40,392
	Empresas Ica S.A. - ADR	*		1,200	2,940
	Empresas Ica Soc Controladora	*		130,900	50,495
	Grupo Carso S.A. De CV - Ser. A			20,100	108,191
	Grupo Elektra S.A.			14,000	129,990
	Grupo Financier Banorte S.A. de C.V.			16,600	104,541
	Grupo Financiero Inbursa S.A. de C.V.			31,676	58,282
	Grupo Mexico S.A. - Ser. B	*		27,571	139,129
	Grupo Telavisa S.A. - ADR			1,900	114,950
	Industrias Penoles S.A. de C.V.			15,400	82,892
	Sare Holding SA De CV - Cl. B	*		67,700	52,838
					884,640
	Philippines - 0.8%
	Philippine Long Distance Telephone Co.	*		3,500	84,811

	Poland - 1.4%
	Bank Zachodni Wbk S.A.			897	29,048
	BRE Bank S.A.	*		1,378	52,444
	Orbis S.A.			3,105	25,707
	Softbank S.A. - GDR	*		4,621	43,022
					150,221
	Republic Of China - 5.9%
	Aluminum Corp. of China, Ltd.			264,000	156,239
	China Petroleum & Chemical Corp.			226,000	92,317
	Cosco Pacific Ltd.			58,000	120,885
	Denway Motors, Ltd.			232,000	82,828
	Lee & Man Paper Manufacturing, Ltd.			84,000	68,625
	Sinopec Shanghai Petrochem Cl. H			268,000	99,991
					620,885
	Russian Federation - 1.3%
	LUKOIL Oil Co. - ADR			800	97,440
	RAO Unified Energy System - Reg - GDR			1,481	42,060
					139,500
	Singapore - 1.0%
	Hi-P International, Ltd.			98,000	100,858

	South Africa - 15.4%
	African Bank Investment, Ltd.			57,399	186,448
	Edgars Consolidated Stores, Ltd.			3,496	187,560
	Ellerine Holdings, Ltd.			9,961	99,013
	FirstRand			34,569	81,916
	Foshini, Ltd.			8,640	61,345
	Harmony Gold Mining Co., Ltd.			9,522	86,537
	Harmony Gold Mining Co., Ltd. - ADR			6,100	56,547
	Impala Platinum Holdings, Ltd.			1,155	98,202
	Kumba Resources, Ltd.			21,003	164,035
	Liberty Group Ltd.			6,529	77,183
	Metropolitan Holdings, Ltd.			42,258	81,759
	Mvelephanda Resources, Ltd.	*		22,445	57,768
	Pretoria Portland Cement Co., Ltd.			2,617	132,389
	Reunert, Ltd.			14,450	96,184
	Sanlam, Ltd.			21,461	49,522
	Sasol, Ltd.			5,186	111,383
					1,627,791
	South Korea - 8.6%
	Hyundai Motor Co. - GDR			6,300	163,800
	Industrial Bank of Korea			14,090	98,815
	LG Home Shopping, Inc.			1,757	108,624
	POSCO - ADR			2,700	120,231
	Samsung SDI Co., Ltd.			1,570	171,378
	Shinhan Financial Group Co. - ADR			3,400	155,210
	SK Telecom Co., Ltd. - ADR			4,000	89,000
					907,058
	Taiwan - 14.0%
	Acer, Inc.			62,000	102,714
	Asustek Computer, Inc. - GDR 144A	#		66,164	173,350
	Cathay Financial Holding Co., Ltd.			55,000	112,812
	Compeq Manufacturing Co., Ltd.	*		301,000	99,732
	Eva Airways Corp.	*		216,723	106,686
	Fubon Financial Holding Corp.			148,000	151,783
	Optimax Technology Corp.			40,431	103,342
	Phoenix Precision Tech Corp.			199,989	118,012
	Powerchip Semiconductor Corp. - GDR 144A	*#		11,600	96,280
	Siliconware Precision Industries Co.			243,700	201,481
	Taiwan Styrene Monomer Corp.			87,000	66,437
	Yuanta Core Pacific Securities Co., Ltd.			185,348	140,956
					1,473,585
	Thailand - 3.8%
	Bangkok Bank Pub Co.-for Reg			36,100	105,931
	Krung Thai Bank, Ltd.			603,900	139,900
	TelecomAsia Corp. Public Co., Ltd.	*		745,700	155,474
					401,305
	Turkey - 1.9%
	Akcansa Cimento A.S.	*		10,732,000	37,882
	Hurriyet Gazetecilik ve Matbaacilik A.S.			27,354,000	64,506
	Turkiye Garanti Bankasi A.S.	*		31,191,000	98,534
					200,922
	United States - 0.8%
	NII Holdings, Inc. Cl. B	*		1,900	90,155

	TOTAL COMMON STOCK
	(Cost: $6,915,585)				8,709,262
				Number
				of Shares	Value
	PREFERRED STOCK - 5.8%
	Brazil - 5.8%
	All America Latina Logistica	*		3,700	$110,053
	Caemi Mineracao E Metal	*		210,000	180,271
	Centrais Eletrical Sta Cat	*		76,000	32,334
	Suzano Bahia Sul Papel e Celulose S.A.			11,201	57,903
	Tele Sudeste Celular Participacoes S.A.			3,567,120	8,448
	Telemar Norte Leste S.A.			4,200	106,819
	Ultrapar Participacoes S.A.			1,500,000	28,803
	Usinas Siderurgicas de Minas Gerais - Ser A			4,400	89,375
					614,006
	TOTAL PREFERRED STOCK
	(Cost: $336,477)				614,006
				Number
				of Shares	Value
	EQUITY-LINKED SECURITIES - 9.6%
	India - 0.8%
	UBS AG Bharat Petroleum Corp. - 02/21/05			8,408	$88,755

	South Korea - 8.8%
	Credit Suisse FB Kangwon Land, Inc. - 09/22/06	*		7,840	101,865
	Credit Suisse FB Kia Motors Corp. - 09/02/05	*		10,420	109,712
	Credit Suisse FB LG Electronics, Inc. - 05/06/05			2,520	156,038
	Credit Suisse FB Shinsegae Co. - 07/05/05	*		330	90,693
	UBS AG - Top Engineering Co., Ltd - 05/27/05			7,225	78,167
	UBS AG Halla Climate Control Corp. - 05/27/05			11,530	114,159
	UBS AG Hynix Semiconductor, Inc. - 05/27/05			11,830	133,135
	UBS AG Interflex Co., Ltd. - 05/27/05			3,661	61,358
	UBS AG NCsoft Corp. - 05/27/05			1,020	82,570
					927,697
	TOTAL EQUITY-LINKED SECURITIES
	(Cost: $908,284)				1,016,452
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 1.2%
	Time Deposits - 1.2%
	Bank of America London
	1.600%, 01/03/05
	(Cost: $125,141)			125,141	$125,141
	TOTAL INVESTMENTS - 99.1%
	(Cost: $8,285,487)				10,464,861
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				93,061
	NET ASSETS - 100.0%				$10,557,922

*	Non-income producing securities.
#	144A Security. Certain conditions for public sale may exist. Total Market Value of 144A Securities
	owned at December 31, 2004 was $494,028 or 4.68% of net assets.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

	See Accompanying Notes to Financial Statements.

	SCHEDULE OF INVESTMENTS AS OF DECEMBER 31, 2004 (Unaudited)
	U.S. HIGH YIELD BOND FUND
				Principal
				Amount	Value
	CORPORATE BONDS - 84.3%
	Advertising Services - 0.1%
	R H Donnelley Financial Corp.
	10.875%, 12/15/12			135,000	$160,313
	Aerospace/Defense-Equipment - 1.3%
	BE Aerospace, Inc. Series B
	8.875%, 05/01/11			2,550,000	2,664,750
	Apparel Manufacturers - 2.8%
	Oxford Industries, Inc.
	8.875%, 06/01/11			2,575,000	2,764,906
	Phillips-Van Heusen Corp.
	8.125%, 05/01/13			2,620,000	2,842,700
					5,607,606
	Auto/Truck Parts & Equipment-Original - 1.3%
	Collins & Aikman Products 144A	#
	12.875%, 08/24/12			2,960,000	2,556,700
	Building Products-Cement/Aggregate - 1.4%
	U.S. Concrete, Inc.
	8.375%, 04/01/14			2,565,000	2,763,788
	Building-Residential/Commercial - 1.9%
	Standard-Pacific Corp.
	9.500%, 09/15/10			1,085,000	1,166,375
	William Lyon Homes 144A	#
	7.625%, 12/15/12			1,670,000	1,630,338
	William Lyon Homes
	10.750%, 04/01/13			985,000	1,106,894
					3,903,607
	Cable TV - 4.7%
	Charter Communications Holdings LLC
	10.750%, 10/01/09			2,435,000	2,215,850
	CSC Holdings, Inc.
	7.250%, 07/15/08			2,050,000	2,162,750
	Echostar DBS Corp.
	9.125%, 01/15/09			2,390,000	2,629,000
	LodgeNet Entertainment Corp.
	9.500%, 06/15/13			2,320,000	2,563,600
					9,571,200
	Cellular Telecommunications - 2.8%
	Nextel Communications, Inc.
	7.375%, 08/01/15			3,010,000	3,311,000
	Nextel Partners, Inc.
	8.125%, 07/01/11			2,085,000	2,314,350
					5,625,350
	Chemicals-Diversified - 2.5%
	Huntsman Co. LLC 144A	#
	11.500%, 07/15/12			1,235,000	1,460,388
	Lyondell Chemical Co.
	10.875%, 05/01/09			1,410,000	1,491,075
	Lyondell Chemical Co. Ser. A
	9.625%, 05/01/07			1,905,000	2,095,500
					5,046,963
	Chemicals-Plastics - 1.5%
	PolyOne Corp.
	10.625%, 05/15/10			2,625,000	2,953,125
	Chemicals-Specialty - 1.0%
	Huntsman Co. LLC
	11.625%, 10/15/10			1,670,000	1,974,775
	Commercial Services - 1.2%
	Vertrue, Inc.
	9.250%, 04/01/14			2,270,000	2,406,200
	Consumer Products-Miscellaneous - 2.3%
	Central Garden & Pet Co.
	9.125%, 02/01/13			1,905,000	2,105,025
	Jarden Corp.
	9.750%, 05/01/12			2,335,000	2,591,850
					4,696,875
	Electric-Generation - 3.0%
	AES Corp.
	9.500%, 06/01/09			2,505,000	2,849,437
	Texas Genco LLC 144A	#
	6.875%, 12/15/14			3,055,000	3,158,106
					6,007,543
	Electronic Components-Miscellaneous - 2.9%
	Sanmina-SCI Corp.
	10.375%, 01/15/10			2,965,000	3,402,338
	Stoneridge, Inc.
	11.500%, 05/01/12			2,065,000	2,400,563
					5,802,901
	Electronic Components-Semiconductors - 2.8%
	Advanced Micro Devices 144A	#
	7.750%, 11/01/12			3,080,000	3,207,050
	Fairchild Semiconductor Corp.
	10.500%, 02/01/09			2,320,000	2,447,600
					5,654,650
	Finance-Other Services - 1.1%
	Alamosa Delaware, Inc.
	11.000%, 07/31/10			1,865,000	2,196,037
	Independent Power Producer - 2.2%
	Calpine Corp.
	8.500%, 02/15/11			1,910,000	1,456,375
	Reliant Resources, Inc.
	9.500%, 07/15/13			2,705,000	3,073,556
					4,529,931
	Intimate Apparel - 1.2%
	Warnaco, Inc.
	8.875%, 06/15/13			2,220,000	2,442,000
	Machinery-Farm - 1.4%
	Case New Holland, Inc. 144A	#
	9.250%, 08/01/11			2,630,000	2,925,875
	Medical Products - 0.5%
	Hanger Orthopedic Group, Inc.
	11.250%, 06/15/09			910,000	950,950
	Medical-Nursing Homes - 3.0%
	Beverly Enterprises, Inc. 144A	#
	7.875%, 06/15/14			2,875,000	3,083,437
	Genesis HealthCare Corp.
	8.000%, 10/15/13			2,720,000	2,951,200
					6,034,637
	Medical-Outpatient/Home Medical Care - 1.8%
	Select Medical Corp.
	9.500%, 06/15/09			3,375,000	3,619,688
	MRI/Medical Diagnostic Imaging Centers - 0.8%
	Alliance Imaging 144A	#
	7.250%, 12/15/12			1,640,000	1,668,700
	Non-Hazardous Waste Disposal - 0.9%
	Allied Waste North America, Inc.
	9.250%, 09/01/12			1,610,000	1,742,825
	Oil Companies-Exploration & Production - 3.2%
	Energy Partners, Ltd.
	8.750%, 08/01/10			1,410,000	1,536,900
	Stone Container Corp.
	8.375%, 07/01/12			2,600,000	2,834,000
	Stone Energy Corp. 144A	#
	6.750%, 12/15/14			2,080,000	2,074,800
					6,445,700
	Paper & Related Products - 2.9%
	Georgia-Pacific Corp.
	9.375%, 02/01/13			2,690,000	3,133,850
	Neenah Paper, Inc. 144A	#
	7.375%, 11/15/14			2,605,000	2,644,075
					5,777,925
	Pipelines - 2.5%
	El Paso Corp.
	7.375%, 12/15/12			950,000	961,875
	Sonat, Inc.
	7.625%, 07/15/11			3,865,000	4,000,275
					4,962,150
	Poultry - 1.6%
	Pilgrims Pride Corp.
	9.250%, 11/15/13			1,210,000	1,355,200
	Pilgrim's Pride Corp.
	9.625%, 09/15/11			1,720,000	1,935,000
					3,290,200
	Racetracks - 0.9%
	Penn National Gaming, Inc.
	8.875%, 03/15/10			1,645,000	1,795,106
	Radio - 1.4%
	Salem Communications Holding Corp. Ser. B
	9.000%, 07/01/11			2,667,000	2,927,033
	Recreational Centers - 1.6%
	Equinox Holdings, Inc.
	9.000%, 12/15/09			2,965,000	3,157,725
	REITS-Hotels - 3.3%
	Host Marriott Corp. Ser. B
	7.875%, 08/01/08			421,000	432,577
	Host Marriott Corp. Ser. I
	9.500%, 01/15/07			2,940,000	3,219,300
	La Quinta Properties
	8.875%, 03/15/11			2,725,000	3,038,375
					6,690,252
	Rental Auto/Equipment - 1.5%
	United Rentals North America, Inc.
	7.000%, 02/15/14			3,210,000	3,001,350
	Retail-Arts & Crafts - 1.7%
	Michaels Stores, Inc.
	9.250%, 07/01/09			3,195,000	3,423,666
	Retail-Automobile - 1.4%
	United Auto Group
	9.625%, 03/15/12			2,515,000	2,779,075
	Retail-Drug Store - 0.8%
	Rite Aid Corp.
	11.250%, 07/01/08			1,475,000	1,600,375
	Rubber-Tires - 1.6%
	Cooper Stand 144A	#
	8.375%, 12/15/14			1,080,000	1,077,300
	Goodyear Tire & Rubber Co.
	7.857%, 08/15/11			2,200,000	2,233,000
					3,310,300
	Special Purpose Entity - 1.0%
	Medcath Holdings Corp.
	9.875%, 07/15/12			1,820,000	1,974,700
	Steel-Producers - 1.6%
	AK Steel Corp.
	7.875%, 02/15/09			3,110,000	3,168,312
	Steel-Specialty - 1.4%
	Oregon Steel Mills, Inc.
	10.000%, 07/15/09			2,600,000	2,892,500
	Telecommunications Services - 0.8%
	Time Warner Telecom, Inc.
	10.125%, 02/01/11			1,720,000	1,689,900
	Telephone-Integrated - 4.4%
	MCI, Inc.
	6.908%, 05/01/07			2,060,000	2,108,925
	MCI, Inc.
	7.735%, 05/01/14			1,450,000	1,558,750
	Primus Telecommunications Group, Inc.
	8.000%, 01/15/14			2,925,000	2,574,000
	Qwest Capital Funding
	7.250%, 02/15/11			2,645,000	2,592,100
					8,833,775
	Veterinary Diagnostics - 0.8%
	Vicar Operating, Inc.
	9.875%, 12/01/09			1,565,000	1,713,675
	Vitamins & Nutrition Products - 1.3%
	Leiner Health Products, Inc.
	11.000%, 06/01/12			2,475,000	2,703,937
	Wireless Equipment - 2.2%
	American Tower Corp. 144A	#
	7.125%, 10/15/12			1,065,000	1,088,962
	Crown Castle International Corp.
	10.750%, 08/01/11			3,035,000	3,292,975
					4,381,937
	TOTAL CORPORATE BONDS
	(Cost: $161,549,408)				170,026,582
				Principal
				Amount	Value
	FOREIGN CORPORATE BONDS - 13.3%
	Cellular Telecommunications - 2.7%
	Millicom International Cellular S.A. 144A	#
	10.000%, 12/01/13			3,155,000	$3,300,919
	Rogers Wireless, Inc. 144A	#
	8.000%, 12/15/12			1,980,000	2,093,850
					5,394,769
	Chemicals-Specialty - 1.2%
	Rhodia S.A.
	10.250%, 06/01/10			2,240,000	2,520,000
	Cruise Lines - 0.2%
	Royal Caribbean Cruises, Ltd.
	8.750%, 02/02/11			345,000	407,531
	Drug Delivery Systems - 1.4%
	Elan Finance Corp., Ltd. 144A	#
	7.750%, 11/15/11			2,725,000	2,902,125
	Food-Wholesale/Distribution - 1.0%
	Flextronics International, Ltd. 144A	#
	6.250%, 11/15/14			2,055,000	2,034,450
	Industrial Audio & Video Products - 1.2%
	Imax Corp.
	9.625%, 12/01/10			2,160,000	2,354,400
	Oil Companies-Exploration & Production - 1.1%
	Paramount Resources, Ltd.
	7.875%, 11/01/10			1,921,000	2,175,533
	Oil-Field Services - 1.2%
	Petroleum Geo Services ASA
	10.000%, 11/05/10			2,200,000	2,508,000
	Resorts/Theme Parks - 0.8%
	Intrawest Corp. 144A
	7.500%, 10/15/13			1,550,000	1,648,813
	Retail-Drug Store - 0.9%
	Jean Coutu Group 144A	#
	8.500%, 08/01/14			1,740,000	1,783,500
	Telephone-Integrated - 1.6%
	NTL Cable PLC 144A	#
	8.750%, 04/15/14			2,795,000	3,151,362
	TOTAL FOREIGN CORPORATE BONDS
	(Cost: $25,645,809)				26,880,483
				Principal
				Amount	Value
	SHORT TERM INVESTMENTS - 0.6%
	Time Deposit - 0.6%
	HSBC Bank USA
	1.600%, 01/03/05
	( Cost: $1,193,113)			$ 1,193,113	$1,193,113

	TOTAL INVESTMENTS - 98.2%
	(Cost: $188,388,330)				198,100,178
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%				3,674,095
	NET ASSETS - 100.0%				$201,774,273

#	144A Security. Certain conditions for public sale may exist. Total Market Value of 144A Securities
	owned at December 31, 2004 was $43,490,750 or 21.55% of net assets.

	See Accompanying Notes to Financial Statements.

ITEM 2. CONTROLS AND PROCEDURES.

Item 2(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)
under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the date of this report.

Item 2(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant's internal control over
financial reporting (as defined in Rule 30a-3(d) under Investment Company the Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds
---------------------------------------

By (Signature and Title)

/s/ Horacio A. Valeiras
- -----------------------
Horacio A. Valeiras
Title: President and Principal Executive Officer
Date: February 17, 2005

By (Signature and Title)
/s/ C. William Maher
- -----------------------
C. William Maher
Title: Treasurer and Principal Executive Officer
Date: February 17, 2005

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

(REGISTRANT) NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

By (Signature and Title)
/s/ Horacio A. Valeiras
- --------------------------
Horacio A. Valeiras
Title: President and Principal Executive Officer
Date: February 17, 2005
----------------------

By (Signature and Title)
/s/ C. William Maher
- ------------------------
C. William Maher
Title: Treasurer and Principal Executive Officer

Date: February 17, 2005